UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-01716

AB CAP FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: March 31, 2021

Date of reporting period: September 30, 2020

ITEM 1. REPORTS TO STOCKHOLDERS.

SEP    09.30.20

SEMI-ANNUAL REPORT

AB EMERGING MARKETS
MULTI-ASSET PORTFOLIO

Beginning January 1, 2021, as permitted by new regulations adopted by the Securities and Exchange Commission, the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling the Fund at (800) 221 5672.

You may elect to receive all future reports in paper form free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports; if you invest directly with the Fund, you can call the Fund at (800) 221 5672. Your election to receive reports in paper form will apply to all funds held in your account with your financial intermediary or, if you invest directly, to all AB Mutual Funds you hold.

Investment Products Offered	• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-PORT may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC 0330. AB publishes full portfolio holdings for the Fund monthly at www.abfunds.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

FROM THE PRESIDENT

Dear Shareholder,

We are pleased to provide this report for AB Emerging Markets Multi-Asset Portfolio (the “Fund”). Please review the discussion of Fund performance, the market conditions during the reporting period and the Fund’s investment strategy.

As always, AB strives to keep clients ahead of what’s next by:

+	Transforming uncommon insights into uncommon knowledge with a global research scope

+	Navigating markets with seasoned investment experience and sophisticated solutions

+	Providing thoughtful investment insights and actionable ideas

Whether you’re an individual investor or a multi-billion-dollar institution, we put knowledge and experience to work for you.

AB’s global research organization connects and collaborates across platforms and teams to deliver impactful insights and innovative products. Better insights lead to better opportunities—anywhere in the world.

For additional information about AB’s range of products and shareholder resources, please log on to www.abfunds.com.

Thank you for your investment in the AB Mutual Funds.

Sincerely,

Robert M. Keith

President and Chief Executive Officer, AB Mutual Funds

abfunds.com	AB EMERGING MARKETS MULTI-ASSET PORTFOLIO | 1

SEMI-ANNUAL REPORT

November 6, 2020

This report provides management’s discussion of fund performance for AB Emerging Markets Multi-Asset Portfolio for the semi-annual reporting period ended September 30, 2020.

The Fund’s investment objective is to maximize total return. Total return is the sum of capital appreciation and income.

NAV RETURNS AS OF SEPTEMBER 30, 2020 (unaudited)

	6 Months	12 Months

AB EMERGING MARKETS MULTI-ASSET PORTFOLIO

Class A Shares	26.74%	7.25%

Class C Shares	26.26%	6.56%

Advisor Class Shares[1]	26.82%	7.52%

Class R Shares[1]	26.51%	7.09%

Class K Shares[1]	26.81%	7.34%

Class I Shares[1]	26.93%	7.59%

Class Z Shares[1]	26.86%	7.55%

MSCI EM Index (net)	29.37%	10.54%

1

Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Fund.

Please keep in mind that high, double-digit returns are highly unusual and cannot be sustained. Investors should also be aware that these returns were primarily achieved during favorable market conditions.

INVESTMENT RESULTS

The table above shows the Fund’s performance compared to its benchmark, the Morgan Stanley Capital International Emerging Markets (“MSCI EM”) Index (net), for the six- and 12-month periods ended September 30, 2020. The Fund’s benchmark is fully composed of equities, while the Fund invests in both equities and fixed income.

All share classes of the Fund underperformed the benchmark for the six- and 12-month periods, before sales charges. For both periods emerging-market debt index returns lagged emerging-market equity returns, so the structural underweight to equities of the Fund’s multi-asset strategy detracted when measured against a pure equity benchmark. However, equity holdings outperformed the benchmark.

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During both periods, equity and fixed-income holdings contributed to absolute returns. Overall asset-allocation allocation detracted, while active currency management contributed.

The Fund utilized derivatives for hedging and investment purposes in the form of futures and variance swaps, which detracted from absolute performance for the 12-month period, but contributed in the six-month period; currency forwards, credit default swaps, interest rate swaps and total return swaps contributed for both periods.

MARKET REVIEW AND INVESTMENT STRATEGY

US, international and emerging-market equities recorded strong returns for the six-month period ended September 30, 2020. Investor optimism was supported by expanded monetary and fiscal stimulus, signs of encouraging economic data, and news that several potential vaccines had reached advanced trials. Equity markets suffered a setback at the end of the period as volatility and style rotation, including a broad sell-off of mega-cap technology stocks, prevailed. Rising COVID-19 cases across much of the developed world triggered a new round of containment measures and reinforced concerns about the pace of the recovery. Continued failure to agree on additional fiscal stimulus in the US, the possibility of a chaotic outcome to the US election and growing US-China tensions also weighed on global markets. In the US, large-caps performed slightly better than small-caps, and growth stocks have outperformed their value-style peers in most categories and time periods.

Global fixed-income market returns were strong yet volatile over the six-month period. Central banks and governments enacted an unprecedented amount of monetary and fiscal stimulus to combat market illiquidity and cushion the negative economic impact of COVID-19, which set the stage for a rebound in risk assets. Government bonds advanced modestly. Emerging- and developed-market high-yield corporate bonds led gains, followed by developed- and emerging-market investment-grade corporates, as investors searched for higher yields in a period of falling interest rates. Emerging-market local bonds also rebounded, and securitized assets provided positive yet muted results. The US dollar fell against all major developed-market currencies and most emerging-market currencies. Brent crude oil prices nearly doubled as economies started to open up and rebound, and as the growth outlook improved.

The Fund’s Senior Investment Management Team (the “Team”) seeks to maximize total return by dynamically adjusting exposure to emerging markets by investing across asset classes. The Team’s emerging-market strategy searches for long-term growth with lower volatility. In seeking to reduce risk and provide downside protection, the Team pursues active stocks and flexible bond allocations. The Team utilizes a disciplined investment process, which draws on a rigorous quantitative research toolset with fundamental expertise across all regions and markets.

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INVESTMENT POLICIES

The Fund invests at least 80% of its net assets under normal circumstances in securities of emerging-market issuers and/or the currencies of emerging-market countries. Examples of emerging-market countries include Argentina, Brazil, Chile, Croatia, Egypt, Hong Kong, India, Indonesia, Israel, Kazakhstan, Malaysia, Mexico, the People’s Republic of China, Peru, the Philippines, Poland, Russia, South Africa, South Korea, Taiwan, Thailand, Turkey and Venezuela. The Fund may invest up to 20% of its net assets in the securities of developed-market issuers.

The Fund invests in equity securities, debt securities and currencies, and does not attempt to maintain a constant or relatively constant allocation among these asset classes. Rather, allocations among asset classes are adjusted based on the Adviser’s view of the relative attractiveness of the asset classes. These allocations are informed by the Adviser’s proprietary asset allocation tools, which are comprised of a series of volatility, correlation and expected return forecasts. The Adviser reviews potential Fund investments in each asset class holistically from a country, currency, sector and security standpoint to optimize overall portfolio construction. Under normal circumstances, the Fund will invest between 30% and 95% of its net assets in equity securities, and between 0% and 65% of its net assets in debt securities, with any remainder held in cash (including foreign currency). The Fund is not constrained based on the country, region, market capitalization, credit quality or duration of its investments and its assets may at times be concentrated in a particular country or region.

The process for selecting equity securities for the Fund is primarily bottom-up. The Adviser seeks to identify stocks that are attractive based on valuation, profitability, earnings quality, business trends, price momentum and other measures. The process for selecting debt securities for the Fund is more top-down. The Adviser believes that inefficiencies in the global debt markets arise from investor emotion, market complexity and conflicting investment agendas. The Adviser combines quantitative forecasts with fundamental credit and economic research in seeking to exploit these inefficiencies. The Adviser seeks to generate returns from the Fund’s fixed-income investments through a combination of country selection, currency allocation, sector analysis and security selection. Debt securities may include those of both corporate and governmental issuers, and may include below investment-grade debt securities (“junk bonds”). The Fund may invest in debt securities with a range of maturities from short- to long-term.

(continued on next page)

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The Adviser considers both quantitative and fundamental factors in adjusting the Fund’s currency exposures. In addition to the Fund’s currency exposure that results from its investments in equity and debt securities denominated in foreign currencies (and any related hedging), the Fund may hold foreign currency (or related derivatives) independently of any such investments, and may hold a currency even if the Fund does not hold any securities denominated in that currency.

The Fund may utilize derivatives, such as futures contracts, forwards and swaps, and invest in exchange-traded funds (“ETFs”) to a significant extent. Derivatives and ETFs may provide more efficient and economical exposure to market segments than direct investments, and may also be a quicker and more efficient way to alter the Fund’s exposure than buying and selling direct investments. In determining when and to what extent to enter into derivatives transactions or to invest in ETFs, the Adviser will consider factors such as the relative risks and returns expected of potential investments and the cost of such transactions. Derivatives may also be used for hedging purposes, including to hedge against interest-rate, credit and currency fluctuations. The Adviser also expects to use derivatives frequently to effectively leverage the Fund by creating aggregate exposure somewhat in excess of the Fund’s net assets. The notional value of derivatives and ETFs linked to emerging-market securities or currencies are counted towards meeting the percentage minimums and ranges set forth above, including the requirement that the Fund invest at least 80% of its net assets in the securities of emerging-market issuers and/or the currencies of emerging-market countries.

abfunds.com	AB EMERGING MARKETS MULTI-ASSET PORTFOLIO | 5

DISCLOSURES AND RISKS

Benchmark Disclosure

The MSCI EM Index is unmanaged and does not reflect fees and expenses associated with the active management of a mutual fund portfolio. The MSCI EM Index (net, free float-adjusted, market capitalization weighted) represents the equity market performance of emerging markets. MSCI makes no express or implied warranties or representations, and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices, any securities or financial products. This report is not approved, reviewed or produced by MSCI. Net returns include the reinvestment of dividends after deduction of non-US withholding tax. An investor cannot invest directly in an index or average, and their results are not indicative of the performance for any specific investment, including the Fund.

A Word About Risk

Emerging-Market Risk: Investments in emerging-market countries may involve more risk than investments in other foreign countries because the markets in emerging-market countries are less developed and less liquid, and because these investments may be subject to increased economic, political, regulatory or other uncertainties.

Market Risk: The value of the Fund’s assets will fluctuate as the stock, bond or currency markets fluctuate. The value of the Fund’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness), that affect large portions of the market.

Foreign (Non-US) Risk: Investments in securities of non-US issuers may involve more risk than those of US issuers. These securities may fluctuate more widely in price and may be more difficult to trade due to adverse market, economic, political, regulatory or other factors.

Currency Risk: Fluctuations in currency exchange rates may negatively affect the value of the Fund’s investments or reduce its returns. Emerging-market currencies may be more volatile and less liquid, and subject to significantly greater risk of currency controls and convertibility restrictions, than currencies of developed countries.

Country Concentration Risk: The Fund may not always be diversified among countries or geographic regions and the effect on the Fund’s net asset value (“NAV”) of the specific risks identified above, such as political, regulatory and currency risks, may be magnified due to concentration of the Fund’s investments in a particular country or region.

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DISCLOSURES AND RISKS (continued)

Allocation Risk: The allocation of Fund assets among different asset classes, such as equity securities, debt securities and currencies, may have a significant effect on the Fund’s NAV when one of these asset classes is performing better or worse than others. The diversification benefits typically associated with investing in both equity and debt securities may be limited in the emerging-markets context, as movements in emerging-market equity and emerging-market debt markets may be more correlated than movements in the equity and debt markets of developed countries.

Capitalization Risk: Investments in small- and mid-capitalization companies may be more volatile than investments in large-capitalization companies. Investments in small-capitalization companies may have additional risks because these companies have limited product lines, markets or financial resources.

Interest-Rate Risk: Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of existing investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest-rate risk is generally greater for fixed-income securities with longer maturities or durations.

Credit Risk: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security and accrued interest. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security.

Sovereign Debt Risk: Investments in sovereign debt obligations expose the Fund to the direct or indirect consequences of political, social and economic changes in countries that issue the obligations. Such changes may affect a foreign government’s willingness or ability to make timely payments of its obligations. In addition, no established market may exist for many sovereign debt obligations. Reduced secondary market liquidity may have an adverse effect on the market price of an instrument and the Fund’s ability to dispose of particular instruments.

Below Investment-Grade Securities Risk: Investments in fixed-income securities with lower ratings (commonly known as “junk bonds”) tend to have a higher probability that an issuer will default or fail to meet its payment obligations. These securities may be subject to greater price volatility

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DISCLOSURES AND RISKS (continued)

due to factors such as specific corporate developments, interest-rate sensitivity and negative perceptions of the junk bond market generally, and may be more difficult to trade than other types of securities.

Derivatives Risk: Derivatives may be difficult to price or unwind and leveraged so that small changes may produce disproportionate losses for the Fund. Derivatives, especially over-the-counter derivatives, are also subject to counterparty risk.

Leverage Risk: To the extent the Fund uses leveraging techniques, its NAV may be more volatile because leverage tends to exaggerate the effect of changes in interest rates and any increase or decrease in the value of the Fund’s investments.

Illiquid Investments Risk: Illiquid investments risk exists when certain investments are or become difficult to purchase or sell. Difficulty in selling such investments may result in sales at disadvantageous prices affecting the value of your investment in the Fund. Causes of illiquid investments risk may include low trading volumes, large positions and heavy redemptions of Fund shares. Illiquid investments risk may be higher in a rising interest-rate environment, when the value and liquidity of fixed-income securities generally decline.

Active Trading Risk: The Fund expects to engage in active and frequent trading of its portfolio securities and its portfolio turnover rate may greatly exceed 100%. A higher rate of portfolio turnover increases transaction costs, which may negatively affect the Fund’s return. In addition, a high rate of portfolio turnover may result in substantial short-term gains, which may have adverse tax consequences for Fund shareholders.

Management Risk: The Fund is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

These risks are fully discussed in the Fund’s prospectus. As with all investments, you may lose money by investing in the Fund.

An Important Note About Historical Performance

The investment return and principal value of an investment in the Fund will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Performance shown in this report represents past performance and does not guarantee future

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DISCLOSURES AND RISKS (continued)

results. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.abfunds.com.

All fees and expenses related to the operation of the Fund have been deducted. NAV returns do not reflect sales charges; if sales charges were reflected, the Fund’s quoted performance would be lower. SEC returns reflect the applicable sales charges for each share class: a 4.25% maximum front-end sales charge for Class A shares and a 1% 1-year contingent deferred sales charge for Class C shares. Returns for the different share classes will vary due to different expenses associated with each class. Performance assumes reinvestment of distributions and does not account for taxes.

abfunds.com	AB EMERGING MARKETS MULTI-ASSET PORTFOLIO | 9

HISTORICAL PERFORMANCE

AVERAGE ANNUAL RETURNS AS OF SEPTEMBER 30, 2020 (unaudited)

	NAV Returns	SEC Returns (reflects applicable sales charges)

CLASS A SHARES

1 Year	7.25%	2.71%

5 Years	6.01%	5.10%

Since Inception[1]	2.04%	1.56%

CLASS C SHARES

1 Year	6.56%	5.56%

5 Years	5.22%	5.22%

Since Inception[1]	1.30%	1.30%

ADVISOR CLASS SHARES[2]

1 Year	7.52%	7.52%

5 Years	6.25%	6.25%

Since Inception[1]	2.31%	2.31%

CLASS R SHARES[2]

1 Year	7.09%	7.09%

5 Years	5.75%	5.75%

Since Inception[1]	1.81%	1.81%

CLASS K SHARES[2]

1 Year	7.34%	7.34%

5 Years	6.02%	6.02%

Since Inception[1]	2.06%	2.06%

CLASS I SHARES[2]

1 Year	7.59%	7.59%

5 Years	6.27%	6.27%

Since Inception[1]	2.31%	2.31%

CLASS Z SHARES[2]

1 Year	7.55%	7.55%

Since Inception[1]	1.44%	1.44%

The Fund’s prospectus fee table shows the Fund’s total annual operating expense ratios as 1.77%, 2.52%, 1.52%, 2.24%, 1.93%, 1.47% and 1.55% for Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements limit the Fund’s annual operating expense ratios exclusive of expenses associated with acquired fund fees and expenses other than the advisory fees of any AB mutual funds in which the Fund may invest, interest expense and extraordinary expenses to 1.24%, 1.99%, 0.99%, 1.49%, 1.24%, 0.99% and 0.99% for Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares, respectively. These waivers/reimbursements may not be terminated before July 31, 2021. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

(footnotes continued on next page)

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HISTORICAL PERFORMANCE (continued)

1	Inception dates: 8/31/2011 for all share classes except Class Z; 7/31/2017 for Class Z shares.

2

These share classes are offered at NAV to eligible investors and their SEC returns are the same as their NAV returns. Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Fund.

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HISTORICAL PERFORMANCE (continued)

SEC AVERAGE ANNUAL RETURNS

AS OF THE MOST RECENT CALENDAR QUARTER-END

SEPTEMBER 30, 2020 (unaudited)

SEC Returns (reflects applicable sales charges)

CLASS A SHARES

1 Year	2.71%

5 Years	5.10%

Since Inception[1]	1.56%

CLASS C SHARES

1 Year	5.56%

5 Years	5.22%

Since Inception[1]	1.30%

ADVISOR CLASS SHARES[2]

1 Year	7.52%

5 Years	6.25%

Since Inception[1]	2.31%

CLASS R SHARES[2]

1 Year	7.09%

5 Years	5.75%

Since Inception[1]	1.81%

CLASS K SHARES[2]

1 Year	7.34%

5 Years	6.02%

Since Inception[1]	2.06%

CLASS I SHARES[2]

1 Year	7.59%

5 Years	6.27%

Since Inception[1]	2.31%

CLASS Z SHARES[2]

1 Year	7.55%

Since Inception[1]	1.44%

1	Inception dates: 8/31/2011 for all share classes except Class Z; 7/31/2017 for Class Z shares.

2

Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Fund.

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EXPENSE EXAMPLE

(unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the hypothetical example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

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EXPENSE EXAMPLE (continued)

	Beginning Account Value 4/1/2020	Ending Account Value 9/30/2020	Expenses Paid During Period*	Annualized Expense Ratio*	Total Expenses Paid During Period+	Total Annualized Expense Ratio+
Class A
Actual	$1,000	$1,267.40	$6.99	1.23%	$7.05	1.24%
Hypothetical**	$1,000	$1,018.90	$6.23	1.23%	$6.28	1.24%
Class C
Actual	$1,000	$1,262.60	$11.23	1.98%	$11.29	1.99%
Hypothetical**	$1,000	$1,015.14	$10.00	1.98%	$10.05	1.99%
Advisor Class
Actual	$1,000	$1,268.20	$5.57	0.98%	$5.69	1.00%
Hypothetical**	$1,000	$1,020.16	$4.96	0.98%	$5.06	1.00%
Class R
Actual	$1,000	$1,265.10	$8.40	1.48%	$8.46	1.49%
Hypothetical**	$1,000	$1,017.65	$7.49	1.48%	$7.54	1.49%
Class K
Actual	$1,000	$1,268.10	$6.99	1.23%	$7.05	1.24%
Hypothetical**	$1,000	$1,018.90	$6.23	1.23%	$6.28	1.24%
Class I
Actual	$1,000	$1,269.30	$5.63	0.99%	$5.63	0.99%
Hypothetical**	$1,000	$1,020.10	$5.01	0.99%	$5.01	0.99%
Class Z
Actual	$1,000	$1,268.60	$5.57	0.98%	$5.63	0.99%
Hypothetical**	$1,000	$1,020.16	$4.96	0.98%	$5.01	0.99%

*	Expenses are equal to the classes’ annualized expense ratios multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

+

In connection with the Fund’s investments in affiliated/unaffiliated underlying portfolios, the Fund incurs no direct expenses, but bears proportionate shares of the fees and expenses (i.e., operating, administrative and investment advisory fees) of the affiliated/unaffiliated underlying portfolios. The Adviser has contractually agreed to waive its fees from the Fund in an amount equal to the Fund’s pro rata share of certain acquired fund fees and expenses of the affiliated underlying portfolios. The Fund’s total expenses are equal to the classes’ annualized expense ratio plus the Fund’s pro rata share of the weighted average expense ratio of the affiliated/unaffiliated underlying portfolios in which it invests, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

**	Assumes 5% annual return before expenses.

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PORTFOLIO SUMMARY

September 30, 2020 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($mil): $162.5

1

All data are as of September 30, 2020. The Fund’s security type and sector breakdowns are expressed as a percentage of total investments (excluding security lending collateral) and may vary over time. The Fund also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). “Other” sector weightings represent 1.1% or less in the following sectors: Emerging Markets–Treasuries, Funds and Investment Trusts, Health Care, Regional Bonds and Treasury Bonds.

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PORTFOLIO SUMMARY (continued)

September 30, 2020 (unaudited)

TEN LARGEST HOLDINGS2

Security	U.S. $ Value	Percent of Net Assets

Alibaba Group Holding Ltd.	$6,251,575	3.8%

Samsung Electronics Co., Ltd.	5,454,560	3.3

Taiwan Semiconductor Manufacturing Co., Ltd.	4,422,959	2.7

Tencent Holdings Ltd.	4,322,777	2.7

Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	2,394,944	1.5

Qatar Government International Bond	2,143,306	1.3

JD.com, Inc.	2,138,233	1.3

Argentine Republic Government International Bond	2,092,935	1.3

Ukraine Government International Bond	2,050,106	1.3

Petroleos Mexicanos	1,949,556	1.2

	$33,220,951	20.4%

1

All data are as of September 30, 2020. The Fund’s country breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time. The Fund also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). “Other” country weightings represent 1.4% or less in the following: Angola, Argentina, Australia, Azerbaijan, Bahrain, Bermuda, Canada, Colombia, Costa Rica, Czech Republic, Dominican Republic, Ecuador, Egypt, El Salvador, Gabon, Ghana, Greece, Guatemala, Honduras, Hungary, Israel, Ivory Coast, Jamaica, Japan, Kazakhstan, Kenya, Lebanon, Malaysia, Mongolia, Morocco, Nigeria, Oman, Pakistan, Panama, Paraguay, Philippines, Poland, Qatar, Romania, Saudi Arabia, Senegal, Sri Lanka, Thailand, Trinidad & Tobago, Turkey, United Kingdom, United Republic of Tanzania, Uruguay, Venezuela, Vietnam, Virgin Islands (BVI) and Zambia.

2	Long-term investments.

16 | AB EMERGING MARKETS MULTI-ASSET PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS

September 30, 2020 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 52.1%
Information Technology – 11.0%
Electronic Equipment, Instruments & Components – 1.6%
Hon Hai Precision Industry Co., Ltd.	471,000	$1,266,289
Shennan Circuits Co., Ltd. – Class A	25,520	442,588
Synnex Technology International Corp.	234,000	335,307
WPG Holdings Ltd.	68,000	91,695
Zhen Ding Technology Holding Ltd.	99,000	434,547

		2,570,426

IT Services – 0.6%
GDS Holdings Ltd. (ADR)(a)(b)	9,040	739,743
HCL Technologies Ltd.	9,014	99,184
Infosys Ltd.	7,755	106,395
Infosys Ltd. (Sponsored ADR)	8,396	115,949

		1,061,271

Semiconductors & Semiconductor Equipment – 4.7%
Globalwafers Co., Ltd.	6,000	80,282
MediaTek, Inc.	68,000	1,440,850
Novatek Microelectronics Corp.	81,000	747,165
Parade Technologies Ltd.	10,000	365,601
Phison Electronics Corp.	10,000	92,224
Realtek Semiconductor Corp.	16,000	205,093
Taiwan Semiconductor Manufacturing Co., Ltd.	294,000	4,422,959
United Microelectronics Corp.	116,000	114,420
Xinyi Solar Holdings Ltd.	82,000	130,728

		7,599,322

Technology Hardware, Storage & Peripherals – 4.1%
Asustek Computer, Inc.	65,000	571,884
Lenovo Group Ltd.	106,000	70,083
Lite-On Technology Corp.	60,000	96,102
Pegatron Corp.	46,000	102,139
Samsung Electronics Co., Ltd.	73,789	3,663,193
Samsung Electronics Co., Ltd. (Preference Shares)	41,620	1,791,367
Wistron Corp.	378,000	392,013

		6,686,781

		17,917,800

Financials – 10.1%
Banks – 6.9%
Abu Dhabi Islamic Bank PJSC	94,937	111,373
Agricultural Bank of China Ltd. – Class H	1,881,000	590,173

abfunds.com	AB EMERGING MARKETS MULTI-ASSET PORTFOLIO | 17

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Bangkok Bank PCL	36,000	$109,065
Bank Mandiri Persero Tbk PT	261,500	87,452
Bank of China Ltd. – Class H	913,000	283,962
BNK Financial Group, Inc.	20,400	88,266
China CITIC Bank Corp., Ltd. – Class H	4,440,000	1,720,680
China Construction Bank Corp. – Class H	600,000	389,864
China Minsheng Banking Corp., Ltd. – Class A (Nth SSE-SEHK)	122,500	95,915
China Minsheng Banking Corp., Ltd. – Class H	3,397,400	1,785,149
Dubai Islamic Bank PJSC	85,148	100,409
Halyk Savings Bank of Kazakhstan JSC (GDR)(c)	24,630	263,541
Hana Financial Group, Inc.	78,343	1,882,039
Industrial Bank Co., Ltd. – Class A	41,860	99,861
Industrial Bank of Korea	48,139	328,843
KB Financial Group, Inc.	30,674	987,703
Malayan Banking Bhd	51,000	88,720
Masraf Al Rayan QSC	88,085	100,861
MCB Bank Ltd.	22,626	23,754
Moneta Money Bank AS(c)	67,900	155,919
Sberbank of Russia PJSC (Sponsored ADR)(b)	110,924	1,294,483
Shinhan Financial Group Co., Ltd.	6,594	154,699
Turkiye Is Bankasi AS – Class C(b)	510,890	353,697
Woori Financial Group, Inc.	18,480	135,127

		11,231,555

Capital Markets – 1.0%
B3 SA – Brasil Bolsa Balcao	11,000	107,749
China Everbright Ltd.	612,000	823,255
China Galaxy Securities Co., Ltd. – Class A	53,700	101,036
China Galaxy Securities Co., Ltd. – Class H	185,000	104,708
CITIC Securities Co., Ltd. – Class H	45,500	102,336
Mirae Asset Daewoo Co., Ltd.	12,366	89,472
NH Investment & Securities Co., Ltd.	12,222	95,444
Samsung Securities Co., Ltd.	3,547	92,690
Shenwan Hongyuan Group Co., Ltd. – Class A	128,700	101,191

		1,617,881

Consumer Finance – 0.1%
Samsung Card Co., Ltd.	3,425	82,692

Diversified Financial Services – 1.1%
Far East Horizon Ltd.	103,000	84,054
Fubon Financial Holding Co., Ltd.	496,000	721,737
Haci Omer Sabanci Holding AS	471,989	507,069
REC Ltd.	395,535	531,623

		1,844,483

18 | AB EMERGING MARKETS MULTI-ASSET PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Insurance – 1.0%
Bupa Arabia for Cooperative Insurance Co.(b)	829	$27,179
China Life Insurance Co., Ltd. – Class H	42,000	95,213
China Pacific Insurance Group Co., Ltd. –Class H	34,400	98,247
New China Life Insurance Co., Ltd. – Class H	23,500	88,339
PICC Property & Casualty Co., Ltd. – Class H	214,000	150,326
Ping An Insurance Group Co. of China Ltd. –Class H	66,500	690,326
Ruentex Industries Ltd.	172,200	386,299
Samsung Life Insurance Co., Ltd.	1,799	93,887

		1,629,816

		16,406,427

Consumer Discretionary – 8.3%
Automobiles – 0.8%
Bajaj Auto Ltd.	2,463	96,180
Ford Otomotiv Sanayi AS	16,384	185,631
Kia Motors Corp.	24,861	996,974
NIO, Inc. (ADR)(b)	5,206	110,471

		1,389,256

Diversified Consumer Services – 1.1%
Cogna Educacao	700	646
Fu Shou Yuan International Group Ltd.	319,000	311,585
New Oriental Education & Technology Group, Inc. (Sponsored ADR)(b)	10,260	1,533,870

		1,846,101

Hotels, Restaurants & Leisure – 0.3%
OPAP SA	55,810	529,241

Household Durables – 0.1%
Nien Made Enterprise Co., Ltd.	8,000	95,601

Internet & Direct Marketing Retail – 5.2%
Alibaba Group Holding Ltd.(b)	118,720	4,358,344
Alibaba Group Holding Ltd. (Sponsored ADR)(b)	6,440	1,893,231
JD.com, Inc. (ADR)(b)	27,551	2,138,233
Naspers Ltd. – Class N	253	44,686

		8,434,494

Multiline Retail – 0.1%
Lojas Americanas SA	19,000	82,551

Specialty Retail – 0.2%
Abu Dhabi National Oil Co. for Distribution PJSC	107,938	103,438
Zhongsheng Group Holdings Ltd.	31,500	198,151

		301,589

abfunds.com	AB EMERGING MARKETS MULTI-ASSET PORTFOLIO | 19

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Textiles, Apparel & Luxury Goods – 0.5%
Li Ning Co., Ltd.	178,000	$837,543

		13,516,376

Materials – 6.9%
Chemicals – 1.6%
Advanced Petrochemical Co.	6,448	101,790
Inner Mongolia Junzheng Energy & Chemical Industry Group Co., Ltd. – Class A	85,800	91,972
Kumho Petrochemical Co., Ltd.	13,229	1,241,058
Mitsubishi Gas Chemical Co., Inc.	13,000	241,845
Orbia Advance Corp. SAB de CV	42,943	74,927
PhosAgro PJSC (GDR)(c)	2,695	32,448
Tosoh Corp.	50,500	819,918

		2,603,958

Construction Materials – 2.9%
Anhui Conch Cement Co., Ltd. – Class A	170,519	1,397,054
Anhui Conch Cement Co., Ltd. – Class H	90,305	625,479
Asia Cement Corp.	421,000	606,601
China Resources Cement Holdings Ltd.	992,000	1,363,753
Huaxin Cement Co., Ltd. – Class A	110,780	412,981
Taiwan Cement Corp.	176,610	254,097

		4,659,965

Metals & Mining – 2.4%
Anglo American Platinum Ltd.	1,282	88,759
AngloGold Ashanti Ltd.	5,320	139,170
Antofagasta PLC	4,969	65,577
Fortescue Metals Group Ltd.	27,840	327,065
Glencore PLC(b)	210,640	436,694
Grupo Mexico SAB de CV	35,350	89,976
Hindustan Zinc Ltd.	33,243	94,806
Hunan Valin Steel Co., Ltd. – Class A	132,800	98,985
Jiangxi Copper Co., Ltd. – Class H	320,000	359,830
JSW Steel Ltd.	25,409	95,333
Kumba Iron Ore Ltd.	3,145	92,904
Polyus PJSC (GDR)(c)	1,775	187,001
POSCO	4,120	689,745
Southern Copper Corp.	2,210	100,047
Vale SA	8,500	89,466
Vedanta Ltd.	489,351	916,804
Zijin Mining Group Co., Ltd. – Class H	138,000	88,216

		3,960,378

		11,224,301

Communication Services – 5.4%
Diversified Telecommunication Services – 1.2%
China Telecom Corp., Ltd. – Class H	4,648,000	1,396,481

20 | AB EMERGING MARKETS MULTI-ASSET PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

KT Corp. (Sponsored ADR)	42,041	$404,014
LG Uplus Corp.	9,858	96,852

		1,897,347

Entertainment – 0.6%
NCSoft Corp.	890	613,329
NetEase, Inc. (ADR)	820	372,829

		986,158

Interactive Media & Services – 3.2%
Baidu, Inc. (Sponsored ADR)(b)	684	86,588
Momo, Inc. (Sponsored ADR)	12,850	176,816
Tencent Holdings Ltd.	64,000	4,322,777
Yandex NV – Class A(b)	10,720	699,480

		5,285,661

Wireless Telecommunication Services – 0.4%
Advanced Info Service PCL	12,500	67,456
China Mobile Ltd.	23,500	150,853
Globe Telecom, Inc.	2,030	87,073
MTN Group Ltd.	27,771	93,175
PLDT, Inc.	3,500	96,184
Vodacom Group Ltd.	13,288	97,445

		592,186

		8,761,352

Industrials – 2.7%
Commercial Services & Supplies – 0.6%
A-Living Services Co., Ltd. – Class H(c)	124,500	636,967
Sunny Friend Environmental Technology Co., Ltd.	40,000	318,394

		955,361

Construction & Engineering – 0.3%
China Communications Services Corp., Ltd. –Class H	338,000	199,540
Daelim Industrial Co., Ltd.	3,711	245,273

		444,813

Electrical Equipment – 0.1%
ElSewedy Electric Co.	192,294	82,944
WEG SA	7,900	92,421

		175,365

Industrial Conglomerates – 0.1%
CJ Corp.	1,314	91,243

Machinery – 1.5%
China Yuchai International Ltd.	23,050	414,900
Sinotruk Hong Kong Ltd.	414,000	1,066,948

abfunds.com	AB EMERGING MARKETS MULTI-ASSET PORTFOLIO | 21

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Weichai Power Co., Ltd. – Class H	53,000	$107,243
Zoomlion Heavy Industry Science and Technology Co., Ltd. – Class A(b)	563,937	676,900
Zoomlion Heavy Industry Science and Technology Co., Ltd. – Class H	247,000	238,647

		2,504,638

Transportation Infrastructure – 0.1%
Jiangsu Expressway Co., Ltd. – Class H	54,000	54,513
Zhejiang Expressway Co., Ltd. – Class H	102,000	73,974

		128,487

		4,299,907

Energy – 2.4%
Oil, Gas & Consumable Fuels – 2.4%
Adaro Energy Tbk PT	1,277,500	98,120
China Petroleum & Chemical Corp. – Class H	230,000	92,867
China Shenhua Energy Co., Ltd. – Class A	42,200	102,793
China Shenhua Energy Co., Ltd. – Class H	60,000	107,690
CNOOC Ltd.	96,000	92,340
Coal India Ltd.	41,461	65,408
Exxaro Resources Ltd.	12,089	89,564
LUKOIL PJSC (Sponsored ADR)	32,255	1,851,760
Oil & Gas Development Co., Ltd.	42,237	24,816
Oil & Natural Gas Corp., Ltd.	99,706	93,618
PetroChina Co., Ltd. – Class H	286,000	84,163
Petroleo Brasileiro SA (Preference Shares)	110,300	385,153
Polskie Gornictwo Naftowe i Gazownictwo SA	69,296	90,658
Reliance Industries Ltd.	2,353	71,255
Saudi Arabian Oil Co.(c)	8,408	80,523
Surgutneftegas PJSC (Sponsored ADR)	94,210	420,422
Tatneft PJSC (Sponsored ADR)	2,380	85,156
Yanzhou Coal Mining Co., Ltd. – Class H	112,000	83,697

		3,920,003

Consumer Staples – 1.7%
Beverages – 0.2%
Anadolu Efes Biracilik Ve Malt Sanayii AS	22,509	60,092
Tsingtao Brewery Co., Ltd. – Class A (Nth SSE-SEHK)	37,600	417,566

		477,658

Food & Staples Retailing – 0.8%
Cencosud SA	111,250	162,949
Dino Polska SA(b)(c)	13,740	808,265
Magnit PJSC (Sponsored GDR)(c)	6,500	96,980
X5 Retail Group NV (GDR)(c)	8,020	296,740

		1,364,934

22 | AB EMERGING MARKETS MULTI-ASSET PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Food Products – 0.4%
Britannia Industries Ltd.	1,921	$99,073
China Feihe Ltd.(c)	12,964	30,309
Gruma SAB de CV – Class B	8,735	96,667
Henan Shuanghui Investment & Development Co., Ltd. – Class A	4,400	34,447
Indofood CBP Sukses Makmur TBK PT	141,500	95,910
Indofood Sukses Makmur Tbk PT	185,000	89,227
Nestle India Ltd.	372	80,303
Orion Corp./Republic of Korea	773	86,616
Want Want China Holdings Ltd.	111,000	77,564

		690,116

Household Products – 0.1%
Kimberly-Clark de Mexico SAB de CV – Class A	56,378	89,087

Personal Products – 0.1%
Hengan International Group Co., Ltd.	13,000	95,161

Tobacco – 0.1%
Eastern Co. SAE	120,556	92,115

		2,809,071

Utilities – 1.3%
Electric Utilities – 0.3%
Centrais Eletricas Brasileiras SA	29,900	161,429
Equatorial Energia SA	47,300	178,389
Korea Electric Power Corp.(b)	1,666	29,029
Power Grid Corp. of India Ltd.	87,461	193,066

		561,913

Gas Utilities – 0.7%
GAIL India Ltd.	841,162	987,655
Petronas Gas Bhd	17,600	69,789

		1,057,444

Independent Power and Renewable Electricity Producers – 0.3%
China Resources Power Holdings Co., Ltd.	290,000	321,642
Huaneng Power International, Inc. – Class H	254,000	98,549
NTPC Ltd.	80,772	93,508

		513,699

		2,133,056

abfunds.com	AB EMERGING MARKETS MULTI-ASSET PORTFOLIO | 23

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Real Estate – 1.2%
Equity Real Estate Investment Trusts (REITs) – 0.3%
Fibra Uno Administracion SA de CV	552,630	$436,376
Resilient REIT Ltd.	813	1,789

		438,165

Real Estate Management & Development – 0.9%
Agile Group Holdings Ltd.	72,000	94,860
Aldar Properties PJSC	1,045,393	576,953
China Fortune Land Development Co., Ltd.	39,016	87,675
Country Garden Holdings Co., Ltd.	67,000	82,961
Country Garden Services Holdings Co., Ltd.	14,000	90,923
Guangzhou R&F Properties Co., Ltd. – Class H	75,600	97,914
Jinke Properties Group Co., Ltd. – Class A	70,100	93,942
KWG Group Holdings Ltd.	53,000	91,279
Logan Group Co. Ltd.	46,000	73,195
NEPI Rockcastle PLC	813	3,350
Powerlong Real Estate Holdings Ltd.	313,000	235,960
Seazen Holdings Co., Ltd. – Class A	5,300	27,459

		1,556,471

		1,994,636

Health Care – 1.1%
Health Care Equipment & Supplies – 0.4%
Hartalega Holdings Bhd	29,300	114,759
Shenzhen Mindray Bio-Medical Electronics Co., Ltd.	2,002	102,958
Supermax Corp. Bhd(b)	49,300	100,465
Top Glove Corp. Bhd	199,200	399,398

		717,580

Life Sciences Tools & Services – 0.1%
Divi’s Laboratories Ltd.	2,348	97,338

Pharmaceuticals – 0.6%
China Medical System Holdings Ltd.	356,000	393,922
Dr Reddy’s Laboratories Ltd.	1,600	111,927
Livzon Pharmaceutical Group, Inc. – Class A (Nth SZ-SEHK)	5,500	40,042
Richter Gedeon Nyrt	12,284	259,293
Torrent Pharmaceuticals Ltd.	2,562	97,360

		902,544

		1,717,462

Total Common Stocks (cost $76,308,708)		84,700,391

24 | AB EMERGING MARKETS MULTI-ASSET PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

FIXED INCOME – 35.7%
Sovereign Bonds – 20.4%
Abu Dhabi Government International Bond 1.70%, 03/02/2031(c)	U.S.$	348	$344,085
3.125%, 09/30/2049(c)		500	534,844
3.875%, 04/16/2050(c)		341	415,381
Angolan Government International Bond 9.125%, 11/26/2049(c)		553	429,439
9.375%, 05/08/2048(c)		743	578,147
Argentine Republic Government International Bond 0.125%, 07/09/2030-07/09/2041		5,068	1,985,782
1.00%, 07/09/2029		236	107,153
Bahrain Government International Bond 5.625%, 09/30/2031(c)		200	195,000
6.00%, 09/19/2044(c)		692	637,505
6.75%, 09/20/2029(c)		244	261,080
7.00%, 10/12/2028(c)		334	364,582
Bermuda Government International Bond 3.375%, 08/20/2050(c)		365	375,336
Colombia Government International Bond 3.125%, 04/15/2031		315	321,772
5.00%, 06/15/2045		302	352,396
Costa Rica Government International Bond 7.158%, 03/12/2045(c)		355	324,270
Dominican Republic International Bond 5.50%, 01/27/2025(c)		100	106,250
5.875%, 01/30/2060(c)		377	355,794
6.40%, 06/05/2049(c)		364	365,024
6.50%, 02/15/2048(c)		298	300,514
6.85%, 01/27/2045(c)		155	163,331
Ecuador Government International Bond Zero Coupon, 07/31/2030(c)		106	49,406
0.50%, 07/31/2030-07/31/2040(c)		1,792	1,018,868
Egypt Government International Bond 5.875%, 06/11/2025(c)		313	321,021
7.903%, 02/21/2048(c)		300	276,187
8.15%, 11/20/2059(c)		280	260,575
8.50%, 01/31/2047(c)		305	294,325
8.875%, 05/29/2050(c)		211	209,154
El Salvador Government International Bond 5.875%, 01/30/2025(c)		19	16,601
7.125%, 01/20/2050(c)		571	445,201
7.65%, 06/15/2035(c)		108	92,711
7.75%, 01/24/2023(c)		63	60,756
8.625%, 02/28/2029(c)		200	189,188

abfunds.com	AB EMERGING MARKETS MULTI-ASSET PORTFOLIO | 25

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Gabon Government International Bond 6.625%, 02/06/2031(c)	U.S.$	600	$534,562
Ghana Government International Bond 7.875%, 03/26/2027-02/11/2035(c)		685	608,050
8.125%, 03/26/2032(c)		200	175,313
8.95%, 03/26/2051(c)		200	172,688
Guatemala Government Bond 4.375%, 06/05/2027(c)		200	213,750
4.50%, 05/03/2026(c)		200	213,563
5.375%, 04/24/2032(c)		264	303,270
6.125%, 06/01/2050(c)		532	636,072
Honduras Government International Bond 5.625%, 06/24/2030(c)		173	185,164
6.25%, 01/19/2027(c)		180	195,019
7.50%, 03/15/2024(c)		290	315,103
Indonesia Government International Bond 2.85%, 02/14/2030		200	210,313
3.375%, 04/15/2023(c)		450	474,328
4.125%, 01/15/2025(c)		380	424,168
Israel Government International Bond 3.875%, 07/03/2050		375	450,339
Ivory Coast Government International Bond 5.875%, 10/17/2031(c)	EUR	425	450,019
6.375%, 03/03/2028(c)	U.S.$	295	294,355
Jamaica Government International Bond 6.75%, 04/28/2028		200	227,500
7.875%, 07/28/2045		260	328,981
8.00%, 03/15/2039		108	139,793
Kazakhstan Government International Bond 5.125%, 07/21/2025(c)		200	231,500
Kenya Government International Bond 8.00%, 05/22/2032(c)		346	341,567
Lebanon Government International Bond 6.00%, 01/27/2023(b)(c)(d)		36	5,580
6.65%, 04/22/2024(b)(c)(d)		57	8,693
6.85%, 03/23/2027(b)(c)(d)		481	72,150
Series E 6.10%, 10/04/2022(b)(c)(d)		216	35,100
Series G 1.00%, 11/27/2026(b)(c)(d)		170	25,500
6.20%, 02/26/2025(b)(c)(d)		206	31,158
Mexico Government International Bond 4.75%, 03/08/2044		140	153,650
5.00%, 04/27/2051		249	279,129
Mongolia Government International Bond 5.625%, 05/01/2023(c)		200	205,063

26 | AB EMERGING MARKETS MULTI-ASSET PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Nigeria Government International Bond 7.625%, 11/28/2047(c)	U.S.$	433	$386,452
7.696%, 02/23/2038(c)		240	216,000
Oman Government International Bond 6.75%, 01/17/2048(c)		230	190,325
Pakistan Government International Bond 6.875%, 12/05/2027(c)		325	322,258
Panama Government International Bond 2.252%, 09/29/2032		242	245,267
3.16%, 01/23/2030		447	485,554
4.00%, 09/22/2024		200	219,000
4.50%, 04/16/2050		311	388,361
Panama Notas del Tesoro 3.75%, 04/17/2026(c)		113	120,981
Paraguay Government International Bond 4.95%, 04/28/2031(c)		208	240,240
5.40%, 03/30/2050(c)		200	242,125
Perusahaan Penerbit SBSN Indonesia III 4.15%, 03/29/2027(c)		200	225,062
Peruvian Government International Bond 2.783%, 01/23/2031		566	612,412
Philippine Government International Bond 3.70%, 02/02/2042		266	307,646
Qatar Government International Bond 4.40%, 04/16/2050(c)		864	1,113,480
4.50%, 04/23/2028(c)		300	358,125
5.103%, 04/23/2048(c)		484	671,701
Republic of South Africa Government International Bond 5.00%, 10/12/2046		358	287,071
5.75%, 09/30/2049		760	643,387
Russian Foreign Bond – Eurobond 5.25%, 06/23/2047(c)		600	795,000
5.625%, 04/04/2042(c)		200	267,750
5.875%, 09/16/2043(c)		200	276,687
Saudi Government International Bond 3.25%, 10/22/2030(c)		260	282,100
4.625%, 10/04/2047(c)		310	378,975
5.25%, 01/16/2050(c)		201	269,842
Senegal Government International Bond 4.75%, 03/13/2028(c)	EUR	400	452,566
6.75%, 03/13/2048(c)	U.S.$	200	189,188
Sri Lanka Government International Bond 6.20%, 05/11/2027(c)		200	135,250
7.85%, 03/14/2029(c)		240	165,375
Turkey Government International Bond 4.875%, 04/16/2043		423	313,451

abfunds.com	AB EMERGING MARKETS MULTI-ASSET PORTFOLIO | 27

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Ukraine Government International Bond 6.75%, 06/20/2026(c)	EUR	173	$197,066
7.253%, 03/15/2033(c)	U.S.$	200	183,500
7.375%, 09/25/2032(c)		230	216,056
7.75%, 09/01/2023-09/01/2026(c)		1,167	1,174,937
Series GDP 0.00%, 05/31/2040(c)		308	278,547
Uruguay Government International Bond 4.375%, 01/23/2031		269	319,331
4.975%, 04/20/2055		17	23,091
5.10%, 06/18/2050		49	65,672
Venezuela Government International Bond 12.00%, 08/05/2031(b)(c)(d)		265	20,499
12.80%, 08/23/2022(b)(c)(d)		564	43,718
Zambia Government International Bond 8.50%, 04/14/2024(c)		200	97,188

Total Sovereign Bonds (cost $32,801,886)			33,114,354

Corporate Bonds – 7.6%
AES Gener SA 6.35%, 10/07/2079(c)		200	200,000
AES Panama Generation Holdings SRL 4.375%, 05/31/2030(c)		315	322,777
Banco de Credito del Peru 3.125%, 07/01/2030(c)		93	93,000
Bangkok Bank PCL/Hong Kong 3.733%, 09/25/2034(c)		200	194,812
Braskem Netherlands Finance BV 4.50%, 01/10/2028(c)		200	192,500
BRF SA 4.875%, 01/24/2030(c) 208			213,113
5.75%, 09/21/2050(c)		200	197,852
Celulosa Arauco y Constitucion SA 4.20%, 01/29/2030(c)		200	211,500
Cemex SAB de CV 7.375%, 06/05/2027(c)		200	215,500
Cemig Geracao e Transmissao SA 9.25%, 12/05/2024(c)		200	220,219
Centrais Eletricas Brasileiras SA 3.625%, 02/04/2025(c)		207	206,224
Central American Bottling Corp. 5.75%, 01/31/2027(c)		135	139,901
Colbun SA 3.95%, 10/11/2027(c)		263	295,875
Credicorp Ltd. 2.75%, 06/17/2025(c)		209	211,665

28 | AB EMERGING MARKETS MULTI-ASSET PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

CSN Resources SA 7.625%, 02/13/2023-04/17/2026(c)	U.S.$	400	$408,562
Digicel Group 0.5 Ltd.
7.00%, 10/15/2020(e)(f)(g)		15	1,857
8.00% (5.00% Cash and 3.00% PIK), 04/01/2025(c)(f)		93	32,704
10.00% (8.00% Cash and 2.00% PIK), 04/01/2024(f)		50	38,297
Ecopetrol SA 5.875%, 05/28/2045		207	225,501
Embraer Netherlands Finance BV
5.40%, 02/01/2027		155	146,378
6.95%, 01/17/2028(c)		314	317,669
Empresa Electrica Cochrane SpA 5.50%, 05/14/2027(c)		192	195,750
Empresas Publicas de Medellin ESP
4.25%, 07/18/2029(c)		200	199,720
8.375%, 11/08/2027	COP	418,000	112,193
Enel Americas SA 4.00%, 10/25/2026	U.S.$	248	270,010
Enel Chile SA 4.875%, 06/12/2028		140	164,617
Enel Generacion Chile SA 4.25%, 04/15/2024		40	43,225
Geopark Ltd. 5.50%, 01/17/2027(c)		200	176,188
Globo Comunicacao e Participacoes SA 4.875%, 01/22/2030(c)		477	468,354
GNL Quintero SA 4.634%, 07/31/2029(c)		200	214,110
Gran Tierra Energy International Holdings Ltd. 6.25%, 02/15/2025(c)		400	153,158
Grupo Energia Bogota SA ESP 4.875%, 05/15/2030(c)		268	299,490
Industrias Penoles SAB de CV 4.15%, 09/12/2029(c)		200	217,250
Infraestructura Energetica Nova SAB de CV 3.75%, 01/14/2028(c)		334	330,660
Intercorp Financial Services, Inc. 4.125%, 10/19/2027(c)		200	202,937
Intercorp Peru Ltd. 3.875%, 08/15/2029(c)		200	197,750
Inversiones CMPC SA
3.85%, 01/13/2030(c)		200	217,250
4.375%, 04/04/2027(c)		220	245,781
Leviathan Bond Ltd. 6.75%, 06/30/2030(c)		87	90,525

abfunds.com	AB EMERGING MARKETS MULTI-ASSET PORTFOLIO | 29

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Light Servicos de Eletricidade SA/Light Energia SA 7.25%, 05/03/2023(c)	U.S.$	200	$208,375
Lima Metro Line 2 Finance Ltd. 4.35%, 04/05/2036(c)		346	381,465
MV24 Capital BV 6.748%, 06/01/2034(c)		195	196,582
Nexa Resources SA 5.375%, 05/04/2027(c)		200	208,287
OCP SA 5.625%, 04/25/2024(c)		200	216,875
Odebrecht Finance Ltd. 7.125%, 06/26/2042(b)(c)(d)		200	10,313
Oleoducto Central SA 4.00%, 07/14/2027(c)		285	295,972
Orbia Advance Corp SAB de CV 4.00%, 10/04/2027(c)		393	422,352
Peru LNG Srl 5.375%, 03/22/2030(c)		279	214,743
Prosus NV 3.68%, 01/21/2030(c)		318	341,977
PTTEP Treasury Center Co., Ltd. 3.903%, 12/06/2059(c)		210	222,994
Rumo Luxembourg SARL 7.375%, 02/09/2024(c)		200	209,250
Southern Copper Corp.
5.25%, 11/08/2042		95	119,829
5.875%, 04/23/2045		88	119,385
Stillwater Mining Co. 7.125%, 06/27/2025(c)		200	210,751
Suzano Austria GmbH 3.75%, 01/15/2031		41	40,939
Tengizchevroil Finance Co. International Ltd. 3.25%, 08/15/2030(c)		305	306,700
Tonon Luxembourg SA 6.50% (0.50% Cash and 6.00% PIK), 10/31/2024(f)(g)(h)(i)		104	3,143
TransJamaican Highway Ltd. 5.75%, 10/10/2036(c)		160	155,200
Transportadora de Gas Internacional SA ESP 5.55%, 11/01/2028(c)		200	226,312
Trust Fibra Uno 4.869%, 01/15/2030(c)		200	201,350
Virgolino de Oliveira Finance SA 11.75%, 02/09/2022(b)(d)(g)		202	1,894
Wijaya Karya Persero Tbk PT 7.70%, 01/31/2021(c)	IDR	2,000,000	122,122

Total Corporate Bonds (cost $12,808,333)			12,321,684

30 | AB EMERGING MARKETS MULTI-ASSET PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Quasi-Sovereign Bonds – 7.2%
Aeropuerto Internacional de Tocumen SA 6.00%, 11/18/2048(c)	U.S.$	199	$221,392
Corp. Nacional del Cobre de Chile 3.70%, 01/30/2050(c)		600	633,562
3.75%, 01/15/2031(c)		200	222,500
4.375%, 02/05/2049(c)		280	329,262
DP World PLC 4.70%, 09/30/2049(c)		200	201,813
Empresa de Transmision Electrica SA 5.125%, 05/02/2049(c)		200	230,563
Empresa de Transporte de Pasajeros Metro SA 3.65%, 05/07/2030(c)		200	220,750
5.00%, 01/25/2047(c)		200	249,250
Eskom Holdings SOC Ltd. 5.75%, 01/26/2021(c)		340	330,650
6.35%, 08/10/2028(c)		304	306,341
7.125%, 02/11/2025(c)		200	182,250
Indonesia Asahan Aluminium Persero PT 5.45%, 05/15/2030(c)		200	231,040
5.80%, 05/15/2050(c)		200	235,094
KazMunayGas National Co. JSC 5.75%, 04/19/2047(c)		200	237,021
MDGH – GMTN BV 2.875%, 11/07/2029(c)		612	654,840
NAK Naftogaz Ukraine via Kondor Finance PLC 7.625%, 11/08/2026(c)		200	192,625
Oil and Gas Holding Co. BSCC (The) 7.50%, 10/25/2027(c)		200	211,500
7.625%, 11/07/2024(c)		200	212,938
Pertamina Persero PT 4.15%, 02/25/2060(c)		200	199,259
5.625%, 05/20/2043(c)		200	234,719
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara 3.375%, 02/05/2030(c)		1,399	1,446,202
3.875%, 07/17/2029(c)		200	213,813
4.875%, 07/17/2049(c)		200	220,313
5.45%, 05/21/2028(c)		220	257,262
6.15%, 05/21/2048(c)		200	257,354
Petroleos de Venezuela SA 5.375%, 04/12/2027(b)(c)(d)		226	6,207
6.00%, 11/15/2026(b)(c)(d)		220	6,050
9.00%, 11/17/2021(b)(c)(d)		128	3,532
Petroleos Mexicanos 5.95%, 01/28/2031(c)		495	413,145
6.50%, 03/13/2027		154	143,671

abfunds.com	AB EMERGING MARKETS MULTI-ASSET PORTFOLIO | 31

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

6.75%, 09/21/2047	U.S.$	408	$314,466
6.84%, 01/23/2030(c)		143	127,628
6.875%, 08/04/2026		60	57,744
6.95%, 01/28/2060(c)		965	746,427
7.69%, 01/23/2050(c)		175	146,475
Petronas Capital Ltd. 4.55%, 04/21/2050(c)		395	503,246
4.80%, 04/21/2060(c)		395	543,251
State Oil Co. of the Azerbaijan Republic 6.95%, 03/18/2030(c)		321	380,545
State Savings Bank of Ukraine Via SSB #1 PLC 9.625%, 03/20/2025(c)		108	110,160
Trinidad Generation UnLtd. 5.25%, 11/04/2027(c)		200	197,938

Total Quasi-Sovereign Bonds (cost $10,979,623)			11,632,798

Treasury Bonds – 0.4%
Peru Government Bond 5.94%, 02/12/2029 (cost $672,357)	PEN	2,030	659,248

Emerging Markets - Treasuries – 0.1%
Argentine Bonos del Tesoro 15.50%, 10/17/2026 (b)(d)	ARS	77	230
Ukraine Government Bond 16.75%, 06/02/2021	UAH	4,772	175,525

Total Emerging Markets – Treasuries (cost $207,477)			175,755

Regional Bonds – 0.0%
Provincia de Neuquen Argentina 7.50%, 04/27/2025(c) (cost $68,000)	U.S.$	68	35,551

Total Fixed Income (cost $57,537,676)			57,939,390

		Shares
EQUITY LINKED NOTES – 0.5%
Information Technology – 0.5%
Electronic Equipment, Instruments & Components – 0.5%
FPT Corp., Macquarie Bank Ltd., expiring 03/31/2021(b) (cost $735,561)		405,332	874,239

32 | AB EMERGING MARKETS MULTI-ASSET PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

Company		Shares	U.S. $ Value

INVESTMENT COMPANIES – 0.1%
Funds and Investment Trusts – 0.1%
VFMVN30 ETF Fund(b)(j ) (cost $97,797)		239,030	$150,900

SHORT-TERM INVESTMENTS – 7.5%
Investment Companies – 7.2%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 0.05%(j)(k)(l) (cost $11,663,311)		11,663,311	11,663,311

		Principal Amount (000)
Time Deposits – 0.3%
BBH, Grand Cayman (0.28)%, 10/01/2020	SEK	9	1,040
(0.10)%, 10/01/2020	NOK	2	186
0.00%, 10/01/2020	AUD	2	1,698
0.01%, 10/01/2020	SGD	1	660
0.01%, 10/05/2020	HKD	98	12,666
0.03%, 10/01/2020	CAD	1	591
5.20%, 10/01/2020	ZAR	277	16,519
Citibank, London (0.69)%, 10/01/2020	EUR	47	54,595
0.01%, 10/01/2020	GBP	26	33,115
Sumitomo Trust Bank, London 0.01%, 10/01/2020	U.S.$	307	306,648
Sumitomo, Tokyo (0.23)%, 10/01/2020	JPY	13,733	130,210

Total Time Deposits (cost $557,928)			557,928

Total Short-Term Investments (cost $12,221,239)			12,221,239

Total Investments Before Security Lending Collateral for Securities Loaned – 95.9% (cost $146,900,981)			155,886,159

abfunds.com	AB EMERGING MARKETS MULTI-ASSET PORTFOLIO | 33

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 0.3%
Investment Companies – 0.3%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 0.05%(j)(k)(l) (cost $500,200)	500,200	$500,200

Total Investments – 96.2% (cost $147,401,181)		156,386,359
Other assets less liabilities – 3.8%		6,133,338

Net Assets – 100.0%		$162,519,697

FUTURES (see Note D)

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
Purchased Contracts
FTSE China A50 Index Futures	132	October 2020	$2,003,001	$16,401
MSCI Emerging Markets Index Futures	255	December 2020	13,878,375	30,150

Sold Contracts
U.S. Ultra Bond (CBT) Futures	12	December 2020	2,661,750	28,008

				$74,559

FORWARD CURRENCY EXCHANGE CONTRACTS (see Note D)
Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Australia and New Zealand Banking Group Ltd.	CNH	7,563	USD	1,101	10/21/2020	$(11,968)
Bank of America, NA	JPY	168,442	USD	1,589	10/08/2020	(8,727)
Bank of America, NA	KRW	4,156,027	USD	3,503	11/10/2020	(61,734)
Bank of America, NA	TWD	100,247	USD	3,439	11/18/2020	(47,727)
Barclays Bank PLC	IDR	18,245,951	USD	1,242	10/15/2020	15,368
Barclays Bank PLC	INR	127,114	USD	1,690	10/15/2020	(36,311)
Barclays Bank PLC	USD	2,001	IDR	29,757,671	10/15/2020	278
Barclays Bank PLC	MYR	8,996	USD	2,175	10/27/2020	11,078
Barclays Bank PLC	MYR	12,536	USD	2,972	10/27/2020	(44,053)
Barclays Bank PLC	USD	981	MYR	4,133	10/27/2020	13,408
Barclays Bank PLC	USD	2,480	MYR	10,277	10/27/2020	(7,560)
Barclays Bank PLC	USD	1,606	THB	50,702	10/27/2020	(6,045)
Barclays Bank PLC	USD	3,575	ZAR	60,096	11/27/2020	(10,999)
BNP Paribas SA	BRL	1,589	USD	287	10/02/2020	3,981
BNP Paribas SA	USD	282	BRL	1,589	10/02/2020	1,244

34 | AB EMERGING MARKETS MULTI-ASSET PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
BNP Paribas SA	MXN	21,886	USD	977	10/08/2020	$(11,657)
BNP Paribas SA	USD	287	BRL	1,589	11/04/2020	(4,013)
Brown Brothers Harriman & Co.	MXN	6,390	USD	285	10/08/2020	(3,646)
Brown Brothers Harriman & Co.	PLN	1,714	USD	459	10/22/2020	15,532
Brown Brothers Harriman & Co.	AUD	314	USD	225	10/29/2020	89
Brown Brothers Harriman & Co.	USD	228	AUD	314	10/29/2020	(3,533)
Citibank, NA	BRL	17,730	USD	3,352	10/02/2020	194,737
Citibank, NA	USD	3,143	BRL	17,730	10/02/2020	13,881
Citibank, NA	MXN	23,005	USD	1,056	10/08/2020	16,014
Citibank, NA	CNH	77,548	USD	11,109	10/21/2020	(306,021)
Citibank, NA	SGD	718	USD	527	10/27/2020	588
Citibank, NA	USD	525	SGD	718	10/27/2020	1,264
Credit Suisse International	USD	552	MXN	12,703	10/08/2020	21,984
Credit Suisse International	USD	3,253	CNH	22,694	10/21/2020	87,668
Credit Suisse International	USD	2,672	CNH	18,151	10/21/2020	(459)
Credit Suisse International	USD	984	THB	30,998	10/27/2020	(5,926)
Deutsche Bank AG	USD	190	IDR	2,815,886	10/15/2020	(638)
Deutsche Bank AG	KRW	471,959	USD	398	11/10/2020	(7,061)
Deutsche Bank AG	PEN	5,343	USD	1,507	11/13/2020	24,266
Goldman Sachs Bank USA	USD	2,259	MXN	51,163	10/08/2020	53,643
Goldman Sachs Bank USA	USD	566	MXN	11,946	10/08/2020	(25,748)
Goldman Sachs Bank USA	USD	7,725	INR	585,935	10/15/2020	231,193
Goldman Sachs Bank USA	CZK	22,463	USD	1,008	10/22/2020	34,683
Goldman Sachs Bank USA	HUF	320,028	USD	1,088	10/22/2020	56,502
Goldman Sachs Bank USA	THB	8,904	USD	283	10/27/2020	2,480
Goldman Sachs Bank USA	KRW	369,950	USD	312	11/10/2020	(5,327)
Goldman Sachs Bank USA	PHP	45,087	USD	916	11/10/2020	(13,488)
Goldman Sachs Bank USA	CLP	831,445	USD	1,086	11/13/2020	26,068
Goldman Sachs Bank USA	USD	489	RUB	37,627	11/19/2020	(6,545)
HSBC Bank USA	BRL	19,320	USD	3,425	10/02/2020	(15,125)
HSBC Bank USA	USD	3,472	BRL	19,320	10/02/2020	(31,701)
HSBC Bank USA	IDR	9,819,370	USD	660	10/15/2020	(225)
HSBC Bank USA	USD	937	INR	69,175	10/15/2020	1,884
HSBC Bank USA	PLN	5,630	USD	1,506	10/22/2020	49,567
HSBC Bank USA	TWD	37,769	USD	1,295	11/18/2020	(19,003)
JPMorgan Chase Bank, NA	IDR	9,160,933	USD	619	10/15/2020	2,535
JPMorgan Chase Bank, NA	IDR	5,629,820	USD	375	10/15/2020	(3,408)
JPMorgan Chase Bank, NA	INR	53,356	USD	709	10/15/2020	(15,951)
JPMorgan Chase Bank, NA	USD	4,891	IDR	72,422,347	10/15/2020	(20,701)
JPMorgan Chase Bank, NA	KRW	1,636,297	USD	1,382	11/10/2020	(21,803)
JPMorgan Chase Bank, NA	COP	3,480,101	USD	936	11/13/2020	28,702
JPMorgan Chase Bank, NA	TWD	26,056	USD	894	11/18/2020	(12,497)
Morgan Stanley Capital Services LLC	USD	1,597	JPY	168,442	10/08/2020	510
Morgan Stanley Capital Services LLC	CNH	8,534	USD	1,229	10/21/2020	(27,712)

abfunds.com	AB EMERGING MARKETS MULTI-ASSET PORTFOLIO | 35

PORTFOLIO OF INVESTMENTS (continued)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Morgan Stanley Capital Services LLC	USD	554	MYR	2,318	10/27/2020	$3,708
Morgan Stanley Capital Services LLC	TWD	87,313	USD	3,002	11/18/2020	(34,773)
Royal Bank of Scotland PLC	USD	193	IDR	2,870,288	10/15/2020	(338)
Royal Bank of Scotland PLC	USD	849	INR	63,317	10/15/2020	10,917
Standard Chartered Bank	IDR	6,760,934	USD	453	10/15/2020	(1,222)
Standard Chartered Bank	INR	88,066	USD	1,164	10/15/2020	(31,508)
Standard Chartered Bank	USD	855	TWD	24,892	11/18/2020	11,147
UBS AG	INR	23,113	USD	313	10/15/2020	(418)
UBS AG	KRW	398,696	USD	338	11/10/2020	(3,985)
UBS AG	USD	178	KRW	211,799	11/10/2020	3,839
UBS AG	USD	880	RUB	66,433	11/19/2020	(29,174)
UBS AG	USD	633	ZAR	10,478	11/27/2020	(11,795)

						$28,233

CENTRALLY CLEARED CREDIT DEFAULT SWAPS (see Note D)

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at September 30, 2020	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
CDX-EM Series 34, 5 Year Index, 12/20/2025*	(1.00)%	Quarterly	2.31%	USD	16,690	$1,057,244	$1,080,318	$(23,074)

Sale Contracts
Republic of Turkey 11.875% 1/15/2030, 06/20/2025*	1.00	Quarterly	5.30	USD	1,060	(184,774)	(194,155)	9,381

						$872,470	$886,163	$(13,693)

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS (see Note D)

		Rate Type
Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
BRL 14,334	01/03/2022	1 Day CDI	3.130%	Maturity	$3,276	$—	$3,276
USD 6,000	10/02/2029	3 Month LIBOR	1.589%	Quarterly/ Semi- Annual	541,827	—	541,827

					$545,103	$—	$545,103

36 | AB EMERGING MARKETS MULTI-ASSET PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

CREDIT DEFAULT SWAPS (see Note D)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at September 30, 2020	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Morgan Stanley & Co. International PLC Ukraine International Bond, 7.75%, 09/01/2023*	1.00%	Quarterly	5.89%	USD 56	$(10,998)	$(14,546)	$3,548

*	Termination date

TOTAL RETURN SWAPS (see Note D)

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Obligation
Goldman Sachs International MSCI Emerging Markets Growth	LIBOR plus 0.33%	Maturity	USD	17,685	12/15/2020	$(317,926)

VARIANCE SWAPS (see Note D)

Swap Counterparty & Referenced Obligation	Volatility Strike Rate	Payment Frequency	Notional Amount (000)		Market Value	Upfront Premiums (Paid) Received	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Bank of America, NA
FTSE 100 Index 11/20/2020*	27.20%	Maturity	GBP	4	$(13,590)	$—	$(13,590)
JPMorgan Chase Bank, NA
Hang Seng China Enterprises Index 03/30/2021*	26.58	Maturity	HKD	134	(6,512)	—	(6,512)
Nikkei 225 Index 11/13/2020*	26.99	Maturity	JPY	300	(15,139)	—	(15,139)
UBS AG
Euro STOXX 50 Price EUR Index 11/20/2020*	28.80	Maturity	EUR	4	(9,283)	—	(9,283)
S&P/ASX 200 Index 12/17/2020*	27.17	Maturity	AUD	10	13,074	—	13,074

Sale Contracts
Morgan Stanley & Co., International PLC Nikkei 225 Index 11/13/2020*	25.40	Maturity	JPY	284	10,786	—	10,786
UBS AG
Hang Seng China Enterprises Index 10/29/2020*	25.10	Maturity	HKD	24	2,447	—	2,447

					$(18,217)	$—	$(18,217)

abfunds.com	AB EMERGING MARKETS MULTI-ASSET PORTFOLIO | 37

PORTFOLIO OF INVESTMENTS (continued)

*	Termination date

(a)	Represents entire or partial securities out on loan. See Note E for securities lending information.

(b)	Non-income producing security.

(c)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2020, the aggregate market value of these securities amounted to $49,422,880 or 30.4% of net assets.

(d)	Defaulted.

(e)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.

(f)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at September 30, 2020.

(g)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.00% of net assets as of September 30, 2020, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Digicel Group 0.5 Ltd. 7.00%, 10/15/2020	01/14/2019	$11,599	$1,857	0.00%
Tonon Luxembourg SA 6.50%, 10/31/2024	05/03/2019	203,067	3,143	0.00%
Virgolino de Oliveira Finance SA 11.75%, 02/09/2022	07/12/2013	172,629	1,894	0.00%

(h)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.

(i)	Fair valued by the Adviser.

(j)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

(k)	The rate shown represents the 7-day yield as of period end.

(l)	Affiliated investments.

Currency Abbreviation:

ARS – Argentine Peso

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CLP – Chilean Peso

CNH – Chinese Yuan Renminbi (Offshore)

COP – Colombian Peso

CZK – Czech Koruna

EUR – Euro

GBP – Great British Pound

HKD – Hong Kong Dollar

HUF – Hungarian Forint

IDR – Indonesian Rupiah

INR – Indian Rupee

JPY – Japanese Yen

KRW – South Korean Won

MXN – Mexican Peso

MYR – Malaysian Ringgit

NOK – Norwegian Krone

PEN – Peruvian Sol

PHP – Philippine Peso

PLN – Polish Zloty

RUB – Russian Ruble

SEK – Swedish Krona

SGD – Singapore Dollar

THB – Thailand Baht

TWD – New Taiwan Dollar

UAH – Ukrainian Hryvnia

USD – United States Dollar

ZAR – South African Rand

38 | AB EMERGING MARKETS MULTI-ASSET PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

Glossary:

ADR – American Depositary Receipt

ASX – Australian Stock Exchange

CBT – Chicago Board of Trade

CDI – Brazil CETIP Interbank Deposit Rate

CDX-EM – Emerging Market Credit Default Swap Index

ETF – Exchange Traded Fund

FTSE – Financial Times Stock Exchange

GDR – Global Depositary Receipt

JSC – Joint Stock Company

LIBOR – London Interbank Offered Rate

MSCI – Morgan Stanley Capital International

PJSC – Public Joint Stock Company

REIT – Real Estate Investment Trust

See notes to financial statements.

abfunds.com	AB EMERGING MARKETS MULTI-ASSET PORTFOLIO | 39

STATEMENT OF ASSETS & LIABILITIES

September 30, 2020 (unaudited)

Assets
Investments in securities, at value Unaffiliated issuers (cost $135,237,670)	$144,222,848	(a)
Affiliated issuers (cost $12,163,511—including investment of cash collateral for securities loaned of $500,200)	12,163,511
Cash	3
Cash collateral due from broker	3,710,880
Foreign currencies, at value (cost $890,300)	878,984
Receivable for investment securities sold	1,289,902
Unaffiliated dividends and interest receivable	966,824
Unrealized appreciation on forward currency exchange contracts	938,758
Receivable for variation margin on futures	376,941
Receivable for capital stock sold	218,115
Unrealized appreciation on variance swaps	26,307
Affiliated dividends receivable	642

Total assets	164,793,715

Liabilities
Unrealized depreciation on forward currency exchange contracts	910,525
Payable for collateral received on securities loaned	500,200
Unrealized depreciation on total return swaps	317,926
Capital gains tax payable	152,185
Custody and accounting fees payable	114,884
Payable for capital stock redeemed	95,725
Advisory fee payable	51,612
Unrealized depreciation on variance swaps	44,524
Payable for variation margin on centrally cleared swaps	35,136
Administrative fee payable	17,976
Market value of credit default swaps (net premiums received $14,546)	10,998
Transfer Agent fee payable	3,640
Payable for investment securities purchased and foreign currency transactions	2,405
Distribution fee payable	1,553
Accrued expenses and other liabilities	14,729

Total liabilities	2,274,018

Net Assets	$162,519,697

Composition of Net Assets
Capital stock, at par	$1,838
Additional paid-in capital	175,308,240
Accumulated loss	(12,790,381)

	$162,519,697

See notes to financial statements.

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STATEMENT OF ASSETS & LIABILITIES (continued)

Net Asset Value Per Share—33 billion shares of capital stock authorized, $.0001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$3,181,338	360,577	$8.82	*

C	$999,114	113,818	$8.78

Advisor	$157,605,110	17,822,580	$8.84

R	$271,676	30,725	$8.84

K	$251,459	28,502	$8.82

I	$13,350	1,524	$8.76

Z	$197,650	22,503	$8.78

(a)	Includes securities on loan with a value of $728,287 (see Note E).

*	The maximum offering price per share for Class A shares was $9.21, which reflects a sales charge of 4.25%.

See notes to financial statements.

abfunds.com	AB EMERGING MARKETS MULTI-ASSET PORTFOLIO | 41

STATEMENT OF OPERATIONS

Six Months Ended September 30, 2020 (unaudited)

Investment Income
Dividends Unaffiliated issuers (net of foreign taxes withheld of $190,373)	$1,526,219
Affiliated issuers	10,883
Interest (net of foreign taxes withheld of $1,186)	1,295,714
Securities lending income	2,847	$2,835,663

Expenses
Advisory fee (see Note B)	635,209
Transfer agency—Class A	797
Transfer agency—Class C	288
Transfer agency—Advisor Class	35,586
Transfer agency—Class R	398
Transfer agency—Class K	319
Transfer agency—Class I	4
Transfer agency—Class Z	61
Distribution fee—Class A	4,003
Distribution fee—Class C	5,415
Distribution fee—Class R	643
Distribution fee—Class K	320
Custody and accounting	222,204
Registration fees	49,896
Audit and tax	48,703
Administrative	34,304
Printing	22,681
Legal	15,258
Directors’ fees	8,552
Miscellaneous	29,155

Total expenses	1,113,796
Less: expenses waived and reimbursed by the Adviser (see Note B and Note E)	(368,177)

Net expenses		745,619

Net investment income		2,090,044

See notes to financial statements.

42 | AB EMERGING MARKETS MULTI-ASSET PORTFOLIO	abfunds.com

STATEMENT OF OPERATIONS (continued)

Realized and Unrealized Gain (Loss) on Investment and Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions	$(2,406,820	)(a)
Forward currency exchange contracts	(225,827)
Futures	(814,554)
Swaps	5,507,145
Foreign currency transactions	(279,847)
Net change in unrealized appreciation/depreciation on:
Investments	28,421,748	(b)
Forward currency exchange contracts	642,555
Futures	897,648
Swaps	(571,647)
Foreign currency denominated assets and liabilities	35,050

Net gain on investment and foreign currency transactions	31,205,451

Net Increase in Net Assets from Operations	$33,295,495

(a)	Net of foreign capital gains taxes of $1,616.

(b)	Net of increase in accrued foreign capital gains taxes of $104,517.

See notes to financial statements.

abfunds.com	AB EMERGING MARKETS MULTI-ASSET PORTFOLIO | 43

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2020 (unaudited)	Year Ended March 31, 2020
Increase (Decrease) in Net Assets from Operations
Net investment income	$2,090,044	$4,840,947
Net realized gain (loss) on investment and foreign currency transactions	1,780,097	(6,798,454)
Net change in unrealized appreciation/depreciation on investments and foreign currency denominated assets and liabilities	29,425,354	(23,630,098)

Net increase (decrease) in net assets from operations	33,295,495	(25,587,605)
Distributions to Shareholders
Class A	(36,586)	(226,443)
Class C	(9,115)	(77,333)
Advisor Class	(1,946,502)	(7,507,462)
Class R	(2,329)	(16,542)
Class K	(2,908)	(13,127)
Class I	(169)	(1,984)
Class Z	(2,422)	(8,209)
Capital Stock Transactions
Net increase	4,215,378	33,436,740

Total increase (decrease)	35,510,842	(1,965)
Net Assets
Beginning of period	127,008,855	127,010,820

End of period	$162,519,697	$127,008,855

See notes to financial statements.

44 | AB EMERGING MARKETS MULTI-ASSET PORTFOLIO	abfunds.com

NOTES TO FINANCIAL STATEMENTS

September 30, 2020 (unaudited)

NOTE A

Significant Accounting Policies

AB Cap Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940 as an open-end management investment company. The Company, which is a Maryland corporation, operates as a series company comprised of 15 portfolios currently in operation. Each portfolio is considered to be a separate entity for financial reporting and tax purposes. This report relates only to the AB Emerging Markets Multi-Asset Portfolio (the “Fund”), a diversified portfolio. The Fund has authorized the issuance of Class A, Class B, Class C, Advisor Class, Class R, Class K, Class I, Class Z, Class T, Class 1, and Class 2 shares. Class B, Class T, Class 1, and Class 2 shares are not currently being offered. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase, and 0% after the first year of purchase. Class C shares will automatically convert to Class A shares ten years after the end of the calendar month of purchase. Class R and Class K shares are sold without an initial or contingent deferred sales charge. Advisor Class and Class I shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. All eleven classes of shares have identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are deemed unreliable, at “fair value” as determined in accordance with procedures established by and under the general supervision of the Company’s Board of Directors (the “Board”).

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national

abfunds.com	AB EMERGING MARKETS MULTI-ASSET PORTFOLIO | 45

NOTES TO FINANCIAL STATEMENTS (continued)

securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, AllianceBernstein L.P. (the “Adviser”) will have discretion to determine the best valuation (e.g., last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short term securities that have an original maturity of 60 days or less, as well as short term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Such factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open end mutual funds are valued at the closing net asset value per share, while exchange traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements

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NOTES TO FINANCIAL STATEMENTS (continued)

or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund generally values many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows

abfunds.com	AB EMERGING MARKETS MULTI-ASSET PORTFOLIO | 47

NOTES TO FINANCIAL STATEMENTS (continued)

which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of September 30, 2020:

Investments in Securities	Level 1		Level 2	Level 3			Total
Assets:
Common Stocks:
Information Technology	$855,692		$17,062,108	$	– 0	–	$17,917,800
Financials	1,798,592		14,607,835		– 0	–	16,406,427
Consumer Discretionary	5,862,440		7,653,936		– 0	–	13,516,376
Materials	354,416		10,869,885		– 0	–	11,224,301
Communication Services	1,739,727		7,021,625		– 0	–	8,761,352
Industrials	507,321		3,792,586		– 0	–	4,299,907
Energy	2,742,491		1,177,512		– 0	–	3,920,003
Consumer Staples	579,474		2,229,597		– 0	–	2,809,071
Utilities	339,818		1,793,238		– 0	–	2,133,056
Real Estate	438,165		1,556,471		– 0	–	1,994,636
Health Care	– 0	–	1,717,462		– 0	–	1,717,462

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NOTES TO FINANCIAL STATEMENTS (continued)

Investments in Securities	Level 1			Level 2		Level 3			Total
Fixed Income Securities:
Sovereign Bonds	$	– 0	–	$33,114,354		$	– 0	–	$33,114,354
Corporate Bonds		– 0	–	12,318,541			3,143		12,321,684
Quasi–Sovereign Bonds		– 0	–	11,632,798			– 0	–	11,632,798
Treasury Bonds		– 0	–	659,248			– 0	–	659,248
Emerging Markets—Treasuries		– 0	–	175,755			– 0	–	175,755
Regional Bonds		– 0	–	35,551			– 0	–	35,551
Equity Linked Notes		– 0	–	874,239			– 0	–	874,239
Investment Companies		– 0	–	150,900			– 0	–	150,900
Short–Term Investments:
Investment Companies		11,663,311		– 0	–		– 0	–	11,663,311
Time Deposits		– 0	–	557,928			– 0	–	557,928
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund		500,200		– 0	–		– 0	–	500,200

Total Investments in Securities		27,381,647		129,001,569	+		3,143		156,386,359
Other Financial Instruments*:
Assets
Futures		58,158		16,401			– 0	–	74,559	†
Forward Currency Exchange Contracts		– 0	–	938,758			– 0	–	938,758
Centrally Cleared Credit Default Swaps		– 0	–	1,057,244			– 0	–	1,057,244	†
Centrally Cleared Interest Rate Swaps		– 0	–	545,103			– 0	–	545,103	†
Variance Swaps		– 0	–	26,307			– 0	–	26,307
Liabilities
Forward Currency Exchange Contracts		– 0	–	(910,525)			– 0	–	(910,525)
Centrally Cleared Credit Default Swaps		– 0	–	(184,774)			– 0	–	(184,774	)†
Credit Default Swaps		– 0	–	(10,998)			– 0	–	(10,998)
Total Return Swaps		– 0	–	(317,926)			– 0	–	(317,926)
Variance Swaps		– 0	–	(44,524)			– 0	–	(44,524)

Total		$27,439,805		$130,116,635			$3,143		$157,559,583

*

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

+

A significant portion of the Fund’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available, see Note A.1.

†

Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation/(depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments. Where applicable, centrally cleared swaps with upfront premiums are presented here at market value.

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars

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NOTES TO FINANCIAL STATEMENTS (continued)

at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at the rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

4. Taxes

It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/ depreciation as such income and/or gains are earned.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Fund’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. The Fund amortizes premiums and accretes discounts as adjustments to interest income. The Fund accounts for distributions received from REIT investments or from regulated investment companies as dividend income, realized gain, or return of capital based on information provided by the REIT or the investment company.

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NOTES TO FINANCIAL STATEMENTS (continued)

6. Class Allocations

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Company are charged proportionately to each portfolio or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Fund pays the Adviser an advisory fee at an annual rate of .85% of the first $1 billion, .80% of the next $1 billion, .75% of the next $1 billion and .70% in excess of $3 billion of the Fund’s average daily net assets. Prior to February 3, 2017, the Fund paid the Adviser at an annual rate of 1% of the first $1 billion, .95% of the next $1 billion, .90% of the next $1 billion and .85% in excess of $3 billion of the Fund’s average daily net assets. The fee is accrued daily and paid monthly. The Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit total operating expenses on an annual basis (“the Expense Caps”) to 1.24%, 1.99%, .99%, 1.49%, 1.24%, .99% and .99% of the daily average net assets for the Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares, respectively. For the six months ended September 30, 2020, such waivers/reimbursements amounted to $361,349. The Expense Caps may not be terminated before July 31, 2021.

Pursuant to the investment advisory agreement, the Fund may reimburse the Adviser for certain legal and accounting services provided to the Fund by the Adviser. For the six months ended September 30, 2020, the reimbursement for such services amounted to $34,304.

The Fund compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency

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NOTES TO FINANCIAL STATEMENTS (continued)

services for the Fund. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. Such compensation retained by ABIS amounted to $13,515 for the six months ended September 30, 2020.

AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund’s shares. The Distributor has advised the Fund that it has retained front-end sales charges of $26 from the sale of Class A shares and received $1 and $0 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A and Class C shares, respectively, for the six months ended September 30, 2020.

The Fund may invest in AB Government Money Market Portfolio (the “Government Money Market Portfolio”) which has a contractual annual advisory fee rate of .20% of the portfolio’s average daily net assets and bears its own expenses. The Adviser has contractually agreed to waive .10% of the advisory fee of Government Money Market Portfolio (resulting in a net advisory fee of .10%) until August 31, 2021. In connection with the investment by the Fund in Government Money Market Portfolio, the Adviser has contractually agreed to waive its advisory fee from the Fund in an amount equal to the Fund’s pro rata share of the effective advisory fee of Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. For the six months ended September 30, 2020, such waiver amounted to $6,570.

A summary of the Fund’s transactions in AB mutual funds for the six months ended September 30, 2020 is as follows:

					Distributions
Fund	Market Value 3/31/20 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 9/30/20 (000)	Dividend Income (000)
Government Money Market Portfolio	$14,137	$50,084	$52,557	$11,664	$11
Government Money Market Portfolio*	326	10,772	10,598	500	1

Total				$12,164	$12

*	Investment of cash collateral for securities lending transactions (see Note E).

During the second quarter of 2018, AXA S.A. (“AXA”), a French holding company for the AXA Group, completed the sale of a minority stake in its subsidiary, AXA Equitable Holdings, Inc. (now named Equitable Holdings,

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Inc.)(“Equitable”), through an initial public offering. Equitable is the holding company for a diverse group of financial services companies, including an approximate 65% economic interest in the Adviser and a 100% interest in AllianceBernstein Corporation, the general partner of the Adviser. Since the initial sale, AXA has completed additional offerings, most recently during the fourth quarter of 2019. As a result, AXA currently owns less than 10% of the outstanding shares of common stock of Equitable, and no longer owns a controlling interest in Equitable. AXA previously announced its intention to sell its entire interest in Equitable over time, subject to market conditions and other factors (the “Plan”). Most of AXA’s remaining Equitable shares are to be delivered on redemption of AXA bonds mandatorily exchangeable into Equitable shares and maturing in May 2021. AXA retains sole discretion to determine the timing of any future sales of its remaining shares of Equitable common stock.

Sales under the Plan that were completed on November 13, 2019 resulted in the indirect transfer of a “controlling block” of voting securities of the Adviser (a “Change of Control Event”) and may have been deemed to have been an “assignment” causing a termination of the Fund’s investment advisory and administration agreements. In order to ensure that investment advisory and administration services could continue uninterrupted in the event of a Change of Control Event, the Board previously approved new investment advisory and administration agreements with the Adviser, and shareholders of the Fund subsequently approved the new investment advisory agreement. These agreements became effective on November 13, 2019.

NOTE C

Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the “Agreement”) pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .30% of the Fund’s average daily net assets attributable to Class A shares, 1% of the Fund’s average daily net assets attributable to Class C shares, .50% of the Fund’s average daily net assets attributable to Class R shares and .25% of the Fund’s average daily net assets attributable to Class K shares. Payments under the Agreement in respect of Class A shares are currently limited to an annual rate of .25% of Class A share’s average daily net assets. There are no distribution and servicing fees on Advisor Class and Class I shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. Since the commencement of the Fund’s operation, the Distributor has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amounts of $7,748, $839

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and $2,024 for Class C, Class K and Class R shares, respectively. While such costs may be recovered from the Fund in future periods so long as the Agreement is in effect, the rate of the distribution and servicing fees payable under the Agreement may not be increased without a shareholder vote. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs, incurred by the Distributor, beyond the current fiscal period for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund’s shares.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended September 30, 2020, were as follows:

	Purchases		Sales
Investment securities (excluding U.S. government securities)	$68,864,363		$62,609,390
U.S. government securities	– 0	–	– 0	–

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation	$19,712,100
Gross unrealized depreciation	(10,425,315)

Net unrealized appreciation	$9,286,785

1. Derivative Financial Instruments

The Fund may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The principal types of derivatives utilized by the Fund, as well as the methods in which they may be used are:

•	Forward Currency Exchange Contracts

The Fund may enter into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to hedge certain firm purchase and sale commitments denominated in foreign currencies and for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under “Currency Transactions”.

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A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on forward currency exchange contracts. Fluctuations in the value of open forward currency exchange contracts are recorded for financial reporting purposes as unrealized appreciation and/or depreciation by the Fund. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

During the six months ended September 30, 2020, the Fund held forward currency exchange contracts for hedging and non-hedging purposes.

•	Futures

The Fund may buy or sell futures for investment purposes or for the purpose of hedging its portfolio against adverse effects of potential movements in the market. The Fund bears the market risk that arises from changes in the value of these instruments and the imperfect correlation between movements in the price of the futures and movements in the price of the assets, reference rates or indices which they are designed to track. Among other things, the Fund may purchase or sell futures for foreign currencies or options thereon for non-hedging purposes as a means of making direct investment in foreign currencies, as described below under “Currency Transactions”.

At the time the Fund enters into futures, the Fund deposits and maintains as collateral an initial margin with the broker, as required by the exchange on which the transaction is effected. Such amount is shown as cash collateral due from broker on the statement of assets and liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/ counterparty risk for exchange-traded futures is generally less than privately negotiated futures, since the clearinghouse, which is the issuer or counterparty to each exchange-traded future, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

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Use of long futures subjects the Fund to risk of loss in excess of the amounts shown on the statement of assets and liabilities, up to the notional value of the futures. Use of short futures subjects the Fund to unlimited risk of loss. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of futures can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

During the six months ended September 30, 2020, the Fund held futures for hedging and non-hedging purposes.

•	Swaps

The Fund may enter into swaps to hedge its exposure to interest rates, credit risk or currencies. The Fund may also enter into swaps for non-hedging purposes as a means of gaining market exposures including by making direct investments in foreign currencies, as described below under “Currency Transactions” or in order to take a “long” or “short” position with respect to an underlying referenced asset described below under “Total Return Swaps”. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. The payment flows are usually netted against each other, with the difference being paid by one party to the other. In addition, collateral may be pledged or received by the Fund in accordance with the terms of the respective swaps to provide value and recourse to the Fund or its counterparties in the event of default, bankruptcy or insolvency by one of the parties to the swap.

Risks may arise as a result of the failure of the counterparty to the swap to comply with the terms of the swap. The loss incurred by the failure of a counterparty is generally limited to the net interim payment to be received by the Fund, and/or the termination value at the end of the contract. Therefore, the Fund considers the creditworthiness of each counterparty to a swap in evaluating potential counterparty risk. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying securities. The Fund accrues for the interim payments on swaps on a daily basis, with the net amount recorded within unrealized appreciation/ depreciation of swaps on the statement of assets and liabilities, where applicable. Once the interim payments are settled in cash, the net amount is recorded as realized gain/(loss) on swaps on the statement of operations, in addition to any realized gain/(loss) recorded upon the termination of swaps. Upfront

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premiums paid or received for OTC swaps are recognized as cost or proceeds on the statement of assets and liabilities and are amortized on a straight line basis over the life of the contract. Amortized upfront premiums are included in net realized gain/(loss) from swaps on the statement of operations. Fluctuations in the value of swaps are recorded as a component of net change in unrealized appreciation/depreciation of swaps on the statement of operations.

Certain standardized swaps, including certain interest rate swaps and credit default swaps, are (or soon will be) subject to mandatory central clearing. Cleared swaps are transacted through futures commission merchants (“FCMs”) that are members of central clearinghouses, with the clearinghouse serving as central counterparty, similar to transactions in futures contracts. Centralized clearing will be required for additional categories of swaps on a phased-in basis based on requirements published by the Securities and Exchange Commission and Commodity Futures Trading Commission.

At the time the Fund enters into a centrally cleared swap, the Fund deposits and maintains as collateral an initial margin with the broker, as required by the clearinghouse on which the transaction is effected. Such amount is shown as cash collateral due from broker on the statement of assets and liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for centrally cleared swaps is generally less than non-centrally cleared swaps, since the clearinghouse, which is the issuer or counterparty to each centrally cleared swap, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

Interest Rate Swaps:

The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Fund may enter into interest rate swaps. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional amount. The Fund may elect to pay a fixed rate and receive a floating rate, or, receive a fixed rate and pay a floating rate on a notional amount.

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In addition, the Fund may also enter into interest rate swap transactions to preserve a return or spread on a particular investment or portion of its portfolio, or protecting against an increase in the price of securities the Fund anticipates purchasing at a later date. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) computed based on a contractually-based principal (or “notional”) amount. Interest rate swaps are entered into on a net basis (i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments).

During the six months ended September 30, 2020, the Fund held interest rate swaps for hedging and non-hedging purposes.

Credit Default Swaps:

The Fund may enter into credit default swaps, including to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults by corporate and sovereign issuers held by the Fund, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. The Fund may purchase credit protection (“Buy Contract”) or provide credit protection (“Sale Contract”) on the referenced obligation of the credit default swap. During the term of the swap, the Fund receives/(pays) fixed payments from/(to) the respective counterparty, calculated at the agreed upon rate applied to the notional amount. If the Fund is a buyer/(seller) of protection and a credit event occurs, as defined under the terms of the swap, the Fund will either (i) receive from the seller/(pay to the buyer) of protection an amount equal to the notional amount of the swap (the “Maximum Payout Amount”) and deliver/(take delivery of) the referenced obligation or (ii) receive/(pay) a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation. In certain circumstances Maximum Payout Amounts may be partially offset by recovery values of the respective referenced obligations, upfront premium received upon entering into the agreement, or net amounts received from settlement of buy protection credit default swaps entered into by the Fund for the same referenced obligation with the same counterparty.

Credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. If the Fund is a buyer of protection and no credit event occurs, it will lose the payments it made to its counterparty. If the Fund is a seller of protection and a credit event occurs, the value of

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the referenced obligation received by the Fund coupled with the periodic payments previously received may be less than the Maximum Payout Amount it pays to the buyer, resulting in a net loss to the Fund.

Implied credit spreads over U.S. Treasuries of comparable maturity utilized in determining the market value of credit default swaps on issuers as of period end are disclosed in the portfolio of investments. The implied spreads serve as an indicator of the current status of the payment/ performance risk and typically reflect the likelihood of default by the issuer of the referenced obligation. The implied credit spread of a particular reference obligation also reflects the cost of buying/selling protection and may reflect upfront payments required to be made to enter into the agreement. Widening credit spreads typically represent a deterioration of the referenced obligation’s credit soundness and greater likelihood of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced obligation.

During the six months ended September 30, 2020, the Fund held credit default swaps for hedging and non-hedging purposes.

Total Return Swaps:

The Fund may enter into total return swaps in order to take a “long” or “short” position with respect to an underlying referenced asset. The Fund is subject to market price volatility of the underlying referenced asset. A total return swap involves commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent that the total return of the security, group of securities or index underlying the transaction exceeds or falls short of the offsetting interest obligation, the Fund will receive a payment from or make a payment to the counterparty.

During the six months ended September 30, 2020, the Fund held total return swaps for hedging and non-hedging purposes.

Variance Swaps:

The Fund may enter into variance swaps to hedge equity market risk or adjust exposure to the equity markets. Variance swaps are contracts in which two parties agree to exchange cash payments based on the difference between the stated level of variance and the actual variance realized on underlying asset(s) or index(es). Actual “variance” as used here is defined as the sum of the square of the returns on the reference asset(s) or index(es) (which in effect is a measure of its “volatility”) over the length of the contract term. So the parties to a variance swap can be said to exchange actual volatility for a contractually stated rate of volatility.

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During the six months ended September 30, 2020, the Fund held variance swaps for hedging and non-hedging purposes.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreement”) with its OTC derivative contract counterparties in order to, among other things, reduce its credit risk to OTC counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the OTC counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default or termination. In the event of a default by an OTC counterparty, the return of collateral with market value in excess of the Fund’s net liability, held by the defaulting party, may be delayed or denied.

The Fund’s ISDA Master Agreements may contain provisions for early termination of OTC derivative transactions in the event the net assets of the Fund decline below specific levels (“net asset contingent features”). If these levels are triggered, the Fund’s OTC counterparty has the right to terminate such transaction and require the Fund to pay or receive a settlement amount in connection with the terminated transaction. If OTC derivatives were held at period end, please refer to netting arrangements by the OTC counterparty tables below for additional details.

During the six months ended September 30, 2020, the Fund had entered into the following derivatives:

	Asset Derivatives			Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Receivable for variation margin on centrally cleared swaps	$545,103	*

Interest rate contracts	Receivable/Payable for variation margin on futures	28,008	*

Foreign currency contracts	Unrealized appreciation on forward currency exchange contracts	938,758		Unrealized depreciation on forward currency exchange contracts	$910,525

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	Asset Derivatives			Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value

Credit contracts				Market value of credit default swaps	$10,998

Credit contracts	Receivable for variation margin on centrally cleared swaps	$9,381	*	Payable for variation margin on centrally cleared swaps	23,074	*

Equity contracts	Unrealized appreciation on variance swaps	26,307		Unrealized depreciation on variance swaps	44,524

Equity contracts	Receivable/Payable for variation margin on futures	46,551	*	Unrealized depreciation on total return swaps	317,926

Total		$1,594,108			$1,307,047

*

Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation/depreciation on futures and centrally cleared swaps as reported in the portfolio of investments.

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain/(loss) on swaps; Net change in unrealized appreciation/ depreciation on swaps	$(227,186)	$112,307

Interest rate contracts	Net realized gain/(loss) on futures; Net change in unrealized appreciation/ depreciation on futures	(122,774)	28,008

Foreign currency contracts	Net realized gain/(loss) on forward currency exchange contracts; Net change in unrealized appreciation/depreciation on forward currency exchange contracts	(225,827)	642,555

Credit contracts	Net realized gain/(loss) on swaps; Net change in unrealized appreciation/ depreciation on swaps	219,695	(49,080)

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NOTES TO FINANCIAL STATEMENTS (continued)

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)

Equity contracts	Net realized gain/(loss) on swaps; Net change in unrealized appreciation/ depreciation on swaps	$5,514,636	$(634,874)

Equity contracts	Net realized gain/(loss) on futures; Net change in unrealized appreciation/depreciation on futures	(691,780)	869,640

Total		$4,466,764	$968,556

The following table represents the average monthly volume of the Fund’s derivative transactions during the six months ended September 30, 2020:

Centrally Cleared Credit Default Swaps:
Average notional amount of buy contracts	$12,752,540	(a)
Average notional amount of sale contracts	$2,171,714
Centrally Cleared Interest Rate Swaps
Average notional amount	$6,364,628
Credit Default Swaps:
Average notional amount of sale contracts	$56,000
Forward Currency Exchange Contracts:
Average principal amount of buy contracts	$65,066,540
Average principal amount of sale contracts	$66,443,539
Futures:
Average notional amount of buy contracts	$10,237,676
Average notional amount of sale contracts	$4,976,121
Total Return Swaps:
Average notional amount	$14,776,105
Variance Swaps:
Average notional amount	$579,193	(b)

(a)	Positions were open for four months during the reporting period.

(b)	Positions were open for five months during the reporting period.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the statement of assets and liabilities.

All OTC derivatives held at period end were subject to netting arrangements. The following table presents the Fund’s derivative assets and liabilities by OTC counterparty net of amounts available for offset under ISDA Master Agreements (“MA”) and net of the related collateral received/pledged by the Fund as of September 30, 2020. Exchange-traded

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derivatives and centrally cleared swaps are not subject to netting arrangements and as such are excluded from the tables.

Counterparty	Derivative Assets Subject to a MA	Derivatives Available for Offset	Cash Collateral Received*	Security Collateral Received*	Net Amount of Derivative Assets
Barclays Bank PLC	$40,132	$(40,132)	$	– 0	–	$	– 0	–	$	– 0	–
BNP Paribas	5,225	(5,225)	– 0	–	– 0	–	– 0	–
Brown Brothers Harriman & Co.	15,621	(7,179)	– 0	–	– 0	–	8,442
Citibank, NA.	226,484	(226,484)	– 0	–	– 0	–	– 0	–
Credit Suisse International	109,652	(6,385)	– 0	–	– 0	–	103,267
Deutsche Bank AG	24,266	(7,699)	– 0	–	– 0	–	16,567
Goldman Sachs Bank USA/Goldman Sachs International	404,569	(369,034)	– 0	–	– 0	–	35,535
HSBC Bank USA.	51,451	(51,451)	– 0	–	– 0	–	– 0	–
JPMorgan Chase Bank, NA.	31,237	(31,237)	– 0	–	– 0	–	– 0	–
Morgan Stanley Capital Services LLC/
Morgan Stanley & Co. International PLC	15,004	(15,004)	– 0	–	– 0	–	– 0	–
Royal Bank of Scotland PLC	10,917	(338)	– 0	–	– 0	–	10,579
Standard Chartered Bank.	11,147	(11,147)	– 0	–	– 0	–	– 0	–
UBS AG	19,360	(19,360)	– 0	–	– 0	–	– 0	–

Total	$965,065	$(790,675)	$	– 0	–	$	– 0	–	$174,390	^

Counterparty	Derivative Liabilities Subject to a MA	Derivatives Available for Offset	Cash Collateral Pledged*	Security Collateral Pledged*	Net Amount of Derivative Liabilities
Australia & New Zealand Bank Group Ltd.	$11,968	$	– 0	–	$	– 0	–	$	– 0	–	$11,968
Bank of America, NA.	131,778	– 0	–	– 0	–	– 0	–	131,778
Barclays Bank PLC	104,968	(40,132)	– 0	–	– 0	–	64,836
BNP Paribas	15,670	(5,225)	– 0	–	– 0	–	10,445
Brown Brothers Harriman & Co.	7,179	(7,179)	– 0	–	– 0	–	– 0	–
Citibank, NA.	306,021	(226,484)	– 0	–	– 0	–	79,537
Credit Suisse International	6,385	(6,385)	– 0	–	– 0	–	– 0	–
Deutsche Bank AG	7,699	(7,699)	– 0	–	– 0	–	– 0	–
Goldman Sachs Bank USA/Goldman Sachs International	369,034	(369,034)	– 0	–	– 0	–	– 0	–
HSBC Bank USA.	66,054	(51,451)	– 0	–	– 0	–	14,603
JPMorgan Chase Bank, NA.	96,011	(31,237)	– 0	–	– 0	–	64,774
Morgan Stanley Capital Services LLC/
Morgan Stanley & Co. International PLC	73,483	(15,004)	– 0	–	– 0	–	58,479
Royal Bank of Scotland PLC	338	(338)	– 0	–	– 0	–	– 0	–
Standard Chartered Bank.	32,730	(11,147)	– 0	–	– 0	–	21,583
UBS AG	54,655	(19,360)	– 0	–	– 0	–	35,295

Total	$1,283,973	$(790,675)	$	– 0	–	$	– 0	–	$493,298	^

*	The actual collateral received/pledged may be more than the amount reported due to overcollateralization.

^

Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

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2. Currency Transactions

The Fund may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Fund may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Fund may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Fund and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Fund may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

NOTE E

Securities Lending

The Fund may enter into securities lending transactions. Under the Fund’s securities lending program, all loans of securities will be collateralized continually by cash collateral and/or non-cash collateral. Non-cash collateral will include only securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. The Fund cannot sell or repledge any non-cash collateral, such collateral will not be reflected in the portfolio of investments. If a loan is collateralized by cash, the Fund will be compensated for the loan from a portion of the net return from the income earned on cash collateral after a rebate is paid to the borrower (in some cases, this rebate may be a “negative rebate” or fee paid by the borrower to the Fund in connection with the loan), and payments are made for fees of the securities lending agent and for certain other administrative expenses. If the Fund receives non-cash collateral, the Fund will receive a fee from the borrower generally equal to a negotiated percentage of the market value of the loaned securities. The Fund will have the right to call a loan and obtain the securities loaned at any time on notice to the borrower within the normal and customary settlement time for the securities. While the securities are on loan, the borrower is obligated to pay the Fund amounts equal to any income or other distributions from the securities. The Fund will not be able to exercise voting rights with respect to any securities during the existence of a loan, but will have the right to regain ownership of loaned securities in order to exercise voting or other ownership rights. Collateral received and securities loaned are marked to market daily to ensure that the securities loaned are secured by collateral. The lending agent currently invests the cash collateral received in Government Money Market Portfolio, an eligible money market vehicle, in accordance with the investment restrictions of the Fund, and as approved by the Board. The collateral

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NOTES TO FINANCIAL STATEMENTS (continued)

received on securities loaned is recorded as an asset as well as a corresponding liability in the statement of assets and liabilities. The collateral will be adjusted the next business day to maintain the required collateral amount. The amounts of securities lending income from the borrowers and Government Money Market Portfolio are reflected in the statement of operations. When the Fund earns net securities lending income from Government Money Market Portfolio, the income is inclusive of a rebate expense paid to the borrower. In connection with the cash collateral investment by the Fund in the Government Money Market Portfolio, the Adviser has agreed to waive a portion of the Fund’s share of the advisory fees of Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. When the Fund lends securities, its investment performance will continue to reflect changes in the value of the securities loaned. A principal risk of lending portfolio securities is that the borrower may fail to return the loaned securities upon termination of the loan and that the collateral will not be sufficient to replace the loaned securities. The lending agent has agreed to indemnify the Fund in the case of default of any securities borrower.

A summary of the Fund’s transactions surrounding securities lending for the six months ended September 30, 2020 is as follows:

				Government Money Market Portfolio
Market Value of Securities on Loan*	Cash Collateral*	Market Value of Non-Cash Collateral*	Income from Borrowers	Income Earned	Advisory Fee Waived
$ 728,287	$500,200	$236,054	$1,568	$1,279	$258

*	As of September 30, 2020.

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NOTES TO FINANCIAL STATEMENTS (continued)

NOTE F

Capital Stock

Each class consists of 3,000,000,000 authorized shares. Transactions in capital shares for each class were as follows:

	Shares		Amount
	Six Months Ended September 30, 2020 (unaudited)	Year Ended March 31, 2020	Six Months Ended September 30, 2020 (unaudited)	Year Ended March 31, 2020

Class A
Shares sold	98,684	66,391	$879,457	$586,317

Shares issued in reinvestment of dividends	3,258	20,167	28,423	174,742

Shares converted from Class C	1,207	2,107	10,359	19,021

Shares redeemed	(174,132)	(276,812)	(1,495,450)	(2,442,684)

Net decrease	(70,983)	(188,147)	$(577,211)	$(1,662,604)

Class C
Shares sold	1,381	40,425	$11,842	$359,626

Shares issued in reinvestment of dividends	740	5,740	6,460	49,674

Shares converted to Class A	(1,212)	(2,118)	(10,359)	(19,021)

Shares redeemed	(31,190)	(152,432)	(258,824)	(1,329,368)

Net decrease	(30,281)	(108,385)	$(250,881)	$(939,089)

Advisor Class
Shares sold	3,151,604	9,841,326	$25,961,392	$86,432,145

Shares issued in reinvestment of dividends	182,146	687,376	1,595,351	5,958,078

Shares redeemed	(2,836,304)	(6,500,438)	(22,462,035)	(56,383,580)

Net increase	497,446	4,028,264	$5,094,708	$36,006,643

Class R
Shares sold	3,471	13,637	$29,071	$118,960

Shares issued in reinvestment of dividends	255	1,856	2,250	16,115

Shares redeemed	(11,386)	(11,468)	(85,128)	(102,472)

Net increase (decrease)	(7,660)	4,025	$(53,807)	$32,603

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NOTES TO FINANCIAL STATEMENTS (continued)

	Shares		Amount
	Six Months Ended September 30, 2020 (unaudited)	Year Ended March 31, 2020	Six Months Ended September 30, 2020 (unaudited)	Year Ended March 31, 2020

Class K
Shares sold	2,513	5,645	$21,098	$49,674

Shares issued in reinvestment of dividends	322	1,466	2,814	12,677

Shares redeemed	(4,422)	(12,273)	(38,260)	(105,183)

Net decrease	(1,587)	(5,162)	$(14,348)	$(42,832)

Class I
Shares sold	934	1,188	$7,286	$10,371

Shares issued in reinvestment of dividends	6	172	54	1,484

Shares redeemed	(913)	(16,916)	(7,567)	(144,303)

Net increase (decrease)	27	(15,556)	$(227)	$(132,448)

Class Z
Shares sold	1,710	20,191	$14,978	$180,632

Shares issued in reinvestment of dividends	266	895	2,309	7,714

Shares redeemed	(17)	(1,562)	(143)	(13,879)

Net increase	1,959	19,524	$17,144	$174,467

NOTE G

Risks Involved in Investing in the Fund

Market Risk—The value of the Fund’s assets will fluctuate as the stock, bond or currency markets fluctuate. The value of the Fund’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness), that affect large portions of the market.

Emerging Market Risk—Investments in emerging market countries may involve more risk than investments in other foreign countries because the markets in emerging market countries are less developed and less liquid, and because these investments may be subject to increased economic, political, regulatory, or other uncertainties.

Foreign (Non-U.S.) Risk—Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be more difficult to trade or dispose of due to adverse market, economic, political, regulatory or other factors.

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NOTES TO FINANCIAL STATEMENTS (continued)

Currency Risk—Fluctuations in currency exchange rates may negatively affect the value of the Fund’s investments or reduce its returns. Emerging market currencies may be more volatile and less liquid, and subject to significantly greater risk of currency controls and convertibility restrictions, than currencies of developed countries.

Country Concentration Risk—The Fund may not always be diversified among countries or geographic regions and the effect on the Fund’s net asset value, or NAV, of the specific risks identified above, such as political, regulatory and currency risks, may be magnified due to concentration of the Fund’s investments in a particular country or region.

Allocation Risk—The allocation of Fund assets among different asset classes, such as equity securities, debt securities and currencies, may have a significant effect on the Fund’s NAV when one of these asset classes is performing better or worse than others. The diversification benefits typically associated with investing in both equity and debt securities may be limited in the emerging markets context, as movements in emerging market equity and emerging market debt markets may be more correlated than movements in the equity and debt markets of developed countries.

Capitalization Risk—Investments in small- and mid-capitalization companies may be more volatile than investments in large-capitalization companies. Investments in small-capitalization companies may have additional risks because these companies have limited product lines, markets or financial resources.

Interest Rate Risk— Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of existing investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations.

Credit Risk— An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guaran- tor may default, causing a loss of the full principal amount of a security and accrued interest. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security.

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NOTES TO FINANCIAL STATEMENTS (continued)

Sovereign Debt Risk—Investments in sovereign debt obligations expose the Fund to the direct or indirect consequences of political, social and economic changes in countries that issue the obligations. Such changes may affect a foreign government’s willingness or ability to make timely payments of its obligations. In addition, no established market may exist for many sovereign debt obligations. Reduced secondary market liquidity may have an adverse effect on the market price of an instrument and the Fund’s ability to dispose of particular instruments.

Below Investment Grade Securities Risk—Investments in fixed-income securities with lower ratings (commonly known as “junk bonds”) tend to have a higher probability that an issuer will default or fail to meet its payment obligations. These securities may be subject to greater price volatility due to factors such as specific corporate developments, interest rate sensitivity and negative perceptions of the junk bond market generally, and may be more difficult to trade or dispose of than other types of securities.

Derivatives Risk—The Fund may enter into derivative transactions such as forwards, options, futures and swaps. Derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Fund, and subject to counterparty risk to a greater degree than more traditional investments. Derivatives may result in significant losses, including losses that are far greater than the value of the derivatives reflected on the statement of assets and liabilities.

Leverage Risk—When the Fund borrows money or otherwise leverages its investments, its performance may be volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s investments. The Fund may create leverage through the use of reverse repurchase arrangements, forward currency exchange contracts, forward commitments, dollar rolls or futures contracts or by borrowing money. The use of other types of derivative instruments by the Fund, such as options and swaps, may also result in a form of leverage. Leverage may result in higher returns to the Fund than if the Fund were not leveraged, but may also adversely affect returns, particularly if the market is declining.

Illiquid Investments Risk—Illiquid investments risk exists when certain investments are or become difficult to purchase or sell. Difficulty in selling such investments may result in sales at disadvantageous prices affecting the value of your investment in the Fund. Causes of illiquid investments risk may include low trading volumes, large positions and heavy redemptions of Fund shares. Illiquid investments risk may be higher in a rising interest rate environment, when the value and liquidity of fixed income securities generally decline.

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NOTES TO FINANCIAL STATEMENTS (continued)

Active Trading Risk—The Fund expects to engage in active and frequent trading of its portfolio securities and its portfolio turnover rate may greatly exceed 100%. A higher rate of portfolio turnover increases transaction costs, which may negatively affect the Fund’s return. In addition, a high rate of portfolio turnover may result in substantial short-term gains, which may have adverse tax consequences for Fund shareholders.

LIBOR Risk—The Fund may invest in certain debt securities, derivatives or other financial instruments that utilize the London Interbank Offered Rate, or “LIBOR,” as a “benchmark” or “reference rate” for various interest rate calculations. In July 2017, the United Kingdom Financial Conduct Authority, which regulates LIBOR, announced a desire to phase out the use of LIBOR by the end of 2021. Although financial regulators and industry working groups have suggested alternative reference rates, such as European Interbank Offer Rate (“EURIBOR”), Sterling Overnight Interbank Average Rate (“SONIA”) and Secured Overnight Financing Rate (“SOFR”), global consensus on alternative rates is lacking and the process for amending existing contracts or instruments to transition away from LIBOR is underway but remains unclear. The elimination of LIBOR or changes to other reference rates or any other changes or reforms to the determination or supervision of reference rates could have an adverse impact on the market for, or value of, any securities or payments linked to those reference rates, which may adversely affect the Fund’s performance and/or net asset value. Uncertainty and risk also remain regarding the willingness and ability of issuers and lenders to include revised provisions in new and existing contracts or instruments. Consequently, the transition away from LIBOR to other reference rates may lead to increased volatility and illiquidity in markets that are tied to LIBOR, fluctuations in values of LIBOR-related investments or investments in issuers that utilize LIBOR, increased difficulty in borrowing or refinancing and diminished effectiveness of hedging strategies, adversely affecting the Fund’s performance. Furthermore, the risks associated with the expected discontinuation of LIBOR and transition may be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. Because the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur prior to the end of 2021.

Indemnification Risk—In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Fund has not accrued any liability in connection with these indemnification provisions.

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NOTES TO FINANCIAL STATEMENTS (continued)

Management Risk—The Fund is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its techniques will produce the intended results.

NOTE H

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $325 million revolving credit facility (the “Facility”) intended to provide short-term financing, if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the six months ended September 30, 2020.

NOTE I

Distributions to Shareholders

The tax character of distributions paid for the year ending March 31, 2021 will be determined at the end of the current fiscal year.

The tax character of distributions paid during the fiscal years ended March 31, 2020 and March 31, 2019 were as follows:

	2020	2019
Distributions paid from:
Ordinary income	$7,851,100	$6,209,115

Total taxable distributions paid	$7,851,100	$6,209,115

As of March 31, 2020, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income	$121,218
Accumulated capital and other losses	(18,473,126	)(a)
Unrealized appreciation/(depreciation)	(25,189,121	)(b)

Total accumulated earnings/(deficit)	$(43,541,029	)(c)

(a)	As of March 31, 2020, the Fund had a net capital loss carryforward of $18,473,126.

(b)

The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the tax deferral of losses on wash sales, the tax treatment of swaps, the tax treatment of passive foreign investment companies (PFICs), the tax treatment of callable bonds, and the recognition for tax purposes of unrealized gains/losses on certain derivative instruments.

(c)

The differences between book-basis and tax-basis components of accumulated earnings/(deficit) are attributable primarily to the tax treatment of defaulted securities and the accrual of foreign capital gains tax.

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NOTES TO FINANCIAL STATEMENTS (continued)

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of March 31, 2020, the Fund had a net short-term capital loss carryforward of $12,188,841 and a net long-term capital loss carryforward of $6,284,285, which may be carried forward for an indefinite period.

NOTE J

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

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FINANCIAL HIGHLIGHTS

Selected Data For A Share of Capital Stock Outstanding Throughout Each Period

Class A
Six Months Ended September 30, 2020 (unaudited)	Year Ended March 31,
2020	2019	2018	2017	2016

Net asset value, beginning of period	$ 7.04	$ 8.89	$ 10.00	$ 9.20	$ 8.59	$ 8.99

Income From Investment Operations

Net investment income(a)(b)	.11	.29	.30	.25	.24	.27
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.77	(1.68)	(.95)	.89	.74	(.37)

Net increase (decrease) in net asset value from operations	1.88	(1.39)	(.65)	1.14	.98	(.10)

Less: Dividends and Distributions

Dividends from net investment income	(.10)	(.46)	(.46)	(.33)	(.30)	(.20)

Return of capital	– 0	–	– 0	–	– 0	–	(.01)	(.07)	(.10)

Total dividends and distributions	(.10)	(.46)	(.46)	(.34)	(.37)	(.30)

Net asset value, end of period	$ 8.82	$ 7.04	$ 8.89	$ 10.00	$ 9.20	$ 8.59

Total Return

Total investment return based on net asset value(c)	26.74%	(16.50)%	(6.20)%	12.56%	11.82%	(.98	)%^

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$3,181	$3,040	$5,510	$10,849	$4,764	$1,643

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)(e)†	1.23	%(f)	1.23%	1.24%	1.23%	1.51%	1.62%

Expenses, before waivers/reimbursements(d)(e)†	1.72	%(f)	1.76%	1.80%	1.92%	2.92%	3.22%

Net investment income(b)	2.56	%(f)	3.26%	3.36%	2.51%	2.68%	3.15%

Portfolio turnover rate	48%	117%	110%	74%	118%	108%

† Expense ratios exclude the estimated acquired fund fees of affiliated/unaffiliated underlying
portfolios	01	% (f)	.01%	.01%	.02%	.02%	.01%

See footnote summary on page 79-80.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share of Capital Stock Outstanding Throughout Each Period

Class C
Six Months Ended September 30, 2020 (unaudited)	Year Ended March 31,
2020	2019	2018	2017	2016

Net asset value, beginning of period	$ 7.01	$ 8.85	$ 9.95	$ 9.19	$ 8.59	$ 8.97

Income From Investment Operations

Net investment income(a)(b)	.07	.22	.23	.16	.17	.22
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.77	(1.66)	(.93)	.89	.75	(.37)

Net increase (decrease) in net asset value from operations	1.84	(1.44)	(.70)	1.05	.92	(.15)

Less: Dividends and Distributions

Dividends from net investment income	(.07)	(.40)	(.40)	(.28)	(.26)	(.16)

Return of capital	– 0	–	– 0	–	– 0	–	(.01)	(.06)	(.07)

Total dividends and distributions	(.07)	(.40)	(.40)	(.29)	(.32)	(.23)

Net asset value, end of period	$ 8.78	$ 7.01	$ 8.85	$ 9.95	$ 9.19	$ 8.59

Total Return

Total investment return based on net asset value(c)	26.26%	(17.11)%	(6.79	)%^	11.63	%^	11.00	%^	(1.58	)%^

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$999	$1,010	$2,234	$2,792	$497	$95

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)(e)†	1.98	%(f)	1.98%	1.99%	1.98%	2.26%	2.35%

Expenses, before waivers/reimbursements(d)(e)†	2.48	%(f)	2.51%	2.58%	2.69%	3.69%	3.93%

Net investment income(b)	1.80	%(f)	2.54%	2.54%	1.57%	1.97%	2.52%

Portfolio turnover rate	48%	117%	110%	74%	118%	108%

† Expense ratios exclude the estimated acquired fund fees of affiliated/unaffiliated underlying
portfolios	.01	%(f)	.01%	.01%	.02%	.02%	.01%

See footnote summary on page 79-80.

74 | AB EMERGING MARKETS MULTI-ASSET PORTFOLIO	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share of Capital Stock Outstanding Throughout Each Period

Advisor Class
Six Months Ended September 30, 2020 (unaudited)	Year Ended March 31,
2020	2019	2018	2017	2016

Net asset value, beginning of period	$ 7.06	$ 8.91	$ 10.02	$ 9.22	$ 8.61	$ 9.00

Income From Investment Operations

Net investment income(a)(b)	.12	.30	.32	.27	.27	.31
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.77	(1.66)	(.95)	.89	.74	(.38)

Net increase (decrease) in net asset value from operations	1.89	(1.36)	(.63)	1.16	1.01	(.07)

Less: Dividends and Distributions

Dividends from net investment income	(.11)	(.49)	(.48)	(.35)	(.33)	(.22)

Return of capital	– 0	–	– 0	–	– 0	–	(.01)	(.07)	(.10)

Total dividends and distributions	(.11)	(.49)	(.48)	(.36)	(.40)	(.32)

Net asset value, end of period	$ 8.84	$ 7.06	$ 8.91	$ 10.02	$ 9.22	$ 8.61

Total Return

Total investment return based on net asset value(c)	26.82%	(16.24)%	(5.93)%	12.78%	12.07%	(.63	)%^

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$157,605	$122,322	$118,492	$126,029	$42,000	$17,572

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)(e)†	.98	%(f)	.98%	.99%	.98%	1.24%	1.35%

Expenses, before waivers/reimbursements(d)(e)†	1.48	%(f)	1.51%	1.58%	1.67%	2.64%	2.92%

Net investment income(b)	2.81	%(f)	3.42%	3.53%	2.76%	3.07%	3.60%

Portfolio turnover rate	48%	117%	110%	74%	118%	108%

† Expense ratios exclude the estimated acquired fund fees of affiliated/unaffiliated underlying
portfolios	.01	% (f)	.01%	.01%	.02%	.02%	.01%

See footnote summary on page 79-80.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share of Capital Stock Outstanding Throughout Each Period

Class R
Six Months Ended September 30, 2020 (unaudited)	Year Ended March 31,
2020	2019	2018	2017	2016

Net asset value, beginning of period	$ 7.05	$ 8.88	$ 9.97	$ 9.17	$ 8.57	$ 8.96

Income From Investment Operations

Net investment income(a)(b)	.09	.25	.27	.22	.18	.26
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.78	(1.65)	(.94)	.89	.78	(.37)

Net increase (decrease) in net asset value from operations	1.87	(1.40)	(.67)	1.11	.96	(.11)

Less: Dividends and Distributions

Dividends from net investment income	(.08)	(.43)	(.42)	(.30)	(.30)	(.19)

Return of capital	– 0	–	– 0	–	– 0	–	(.01)	(.06)	(.09)

Total dividends and distributions	(.08)	(.43)	(.42)	(.31)	(.36)	(.28)

Net asset value, end of period	$ 8.84	$ 7.05	$ 8.88	$ 9.97	$ 9.17	$ 8.57

Total Return

Total investment return based on net asset value(c)	26.51%	(16.64)%	(6.39)%	12.20%	11.51%	(1.07)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$272	$271	$305	$327	$184	$9

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)(e)†	1.48	%(f)	1.48%	1.49%	1.48%	1.72%	1.85%

Expenses, before waivers/reimbursements(d)(e)†	2.24	%(f)	2.23%	2.23%	2.29%	3.24%	3.39%

Net investment income(b)	2.27	%(f)	2.92%	3.06%	2.26%	2.08%	3.00%

Portfolio turnover rate	48%	117%	110%	74%	118%	108%

† Expense ratios exclude the estimated acquired fund fees of affiliated/unaffiliated underlying
portfolios	.01	%(f)	.01%	.01%	.02%	.02%	.01%

See footnote summary on page 79-80.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share of Capital Stock Outstanding Throughout Each Period

Class K
Six Months Ended September 30, 2020 (unaudited)	Year Ended March 31,
2020	2019	2018	2017	2016

Net asset value, beginning of period	$ 7.04	$ 8.87	$ 9.97	$ 9.16	$ 8.56	$ 8.95

Income From Investment Operations

Net investment income(a)(b)	.11	.29	.29	.26	.26	.24
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.76	(1.67)	(.94)	.88	.71	(.33)

Net increase (decrease) in net asset value from operations	1.87	(1.38)	(.65)	1.14	.97	(.09)

Less: Dividends and Distributions

Dividends from net investment income	(.09)	(.45)	(.45)	(.32)	(.30)	(.20)

Return of capital	– 0	–	– 0	–	– 0	–	(.01)	(.07)	(.10)

Total dividends and distributions	(.09)	(.45)	(.45)	(.33)	(.37)	(.30)

Net asset value, end of period	$ 8.82	$ 7.04	$ 8.87	$ 9.97	$ 9.16	$ 8.56

Total Return

Total investment return based on net asset value(c)	26.81%	(16.55)%	(6.19)%	12.56%	11.75%	(.86	)%^

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$252	$212	$313	$333	$298	$212

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)(e)†	1.23	%(f)	1.23%	1.24%	1.23%	1.53%	1.60%

Expenses, before waivers/reimbursements(d)(e)†	1.93	%(f)	1.92%	1.96%	2.01%	2.89%	3.34%

Net investment income(b)	2.56	%(f)	3.34%	3.26%	2.67%	2.94%	2.87%

Portfolio turnover rate	48%	117%	110%	74%	118%	108%

† Expense ratios exclude the estimated acquired fund fees of affiliated/unaffiliated underlying
portfolios	.01	%(f)	.01%	.01%	.02%	.02%	.01%

See footnote summary on page 79-80.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share of Capital Stock Outstanding Throughout Each Period

Class I
Six Months Ended September 30, 2020 (unaudited)	Year Ended March 31,
2020	2019	2018	2017	2016

Net asset value, beginning of period	$ 6.99	$ 8.83	$ 9.94	$ 9.16	$ 8.56	$ 8.96

Income From Investment Operations

Net investment income(a)(b)	.11	.36	.28	.30	.28	.30
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.77	(1.72)	(.90)	.85	.72	(.37)

Net increase (decrease) in net asset value from operations	1.88	(1.36)	(.62)	1.15	1.00	(.07)

Less: Dividends and Distributions

Dividends from net investment income	(.11)	(.48)	(.49)	(.36)	(.33)	(.22)

Return of capital	– 0	–	– 0	–	– 0	–	(.01)	(.07)	(.11)

Total dividends and distributions	(.11)	(.48)	(.49)	(.37)	(.40)	(.33)

Net asset value, end of period	$ 8.76	$ 6.99	$ 8.83	$ 9.94	$ 9.16	$ 8.56

Total Return

Total investment return based on net asset value(c)	26.93%	(16.30)%	(5.93)%	12.68	%^	12.15	%^	(.66	)%^

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$13	$10	$151	$2,012	$16,952	$15,342

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)(e)†	.99	%(f)	.98%	.99%	.98%	1.28%	1.35%

Expenses, before waivers/reimbursements(d)(e)†	1.50	%(f)	1.46%	1.46%	1.58%	2.51%	2.85%

Net investment income(b)	2.75	%(f)	4.19%	3.03%	3.12%	3.19%	3.49%

Portfolio turnover rate	48%	117%	110%	74%	118%	108%

† Expense ratios exclude the estimated acquired fund fees of affiliated/unaffiliated underlying
portfolios	.01	%(f)	.01%	.01%	.02%	.02%	.01%

See footnote summary on page 79-80.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share of Capital Stock Outstanding Throughout Each Period

Class Z
Six Months Ended September 30, 2020 (unaudited)	Year Ended March 31,	July 31, 2017(g) to March 31, 2018
2020	2019

Net asset value, beginning of period	$7.01	$8.85	$9.95	$9.81

Income From Investment Operations

Net investment income(a)(b)	.12	.24	.31	.15

Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.76	(1.59)	(.93)	.30

Net increase (decrease) in net asset value from operations	1.88	(1.35)	(.62)	.45

Less: Dividends and Distributions

Dividends from net investment income	(.11)	(.49)	(.48)	(.30)

Return of capital	– 0	–	– 0	–	– 0	–	(.01)

Total dividends and distributions	(.11)	(.49)	(.48)	(.31)

Net asset value, end of period	$8.78	$7.01	$8.85	$9.95

Total Return

Total investment return based on net asset value(c)	26.86%	(16.25)%	(5.90	)%^	4.66	%^

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$198	$144	$9	$10

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)(e)†	.98	%(f)	.99%	.99%	.98	%(f)

Expenses, before waivers/reimbursements(d)(e)†	1.50	%(f)	1.54%	1.60%	1.71	%(f)

Net investment income(b)	2.80	%(f)	2.78%	3.49%	2.26	%(f)

Portfolio turnover rate	48%	117%	110%	74%

† Expense ratios exclude the estimated acquired fund fees of affiliated/unaffiliated underlying
portfolios	.01	%(f)	.01%	.01%	.01%

(a)	Based on average shares outstanding.

(b)	Net of expenses waived/reimbursed by the Adviser.

(c)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charge or contingent deferred sales charge is not reflected in the calculation of total investment return. Total investment return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return for a period of less than one year is not annualized.

(d)

In connection with the Fund’s investments in affiliated underlying portfolios, the Fund incurs no direct expenses but bears proportionate shares of the acquired fund fees and expenses (i.e. operating, administrative and investment advisory fees) of the affiliated underlying portfolios. The Adviser has contractually agreed to waive its fees from the Fund in an amount equal to the Fund’s pro rata share of certain acquired fund fees and expenses, and for the six months ended September 30, 2020, years ended March 31, 2020, March 31, 2019, March 31, 2018 and March 31, 2017, such waiver amounted to 0.01% (annualized), 0.01%, 0.01%, 0.01% and 0.02%, respectively.

abfunds.com	AB EMERGING MARKETS MULTI-ASSET PORTFOLIO | 79

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share of Capital Stock Outstanding Throughout Each Period

(e)	The expense ratios presented below exclude interest expense:

	Six Months Ended September 30, 2020 (unaudited)	Year Ended March 31,
		2020	2019	2018	2017	2016

Class A
Net of waivers/reimbursements	N/A	N/A	1.24%	N/A	N/A	N/A
Before waivers/reimbursements	N/A	N/A	1.80%	N/A	N/A	N/A
Class C
Net of waivers/reimbursements	N/A	N/A	1.98%	N/A	N/A	N/A
Before waivers/reimbursements	N/A	N/A	2.57%	N/A	N/A	N/A
Advisor Class
Net of waivers/reimbursements	N/A	N/A	.98%	N/A	N/A	N/A
Before waivers/reimbursements	N/A	N/A	1.57%	N/A	N/A	N/A
Class R
Net of waivers/reimbursements	N/A	N/A	1.48%	N/A	N/A	N/A
Before waivers/reimbursements	N/A	N/A	2.22%	N/A	N/A	N/A
Class K
Net of waivers/reimbursements	N/A	N/A	1.24%	N/A	N/A	N/A
Before waivers/reimbursements	N/A	N/A	1.96%	N/A	N/A	N/A
Class I
Net of waivers/reimbursements	N/A	N/A	.98%	N/A	N/A	N/A
Before waivers/reimbursements	N/A	N/A	1.45%	N/A	N/A	N/A

	Six Months Ended September 30, 2020 (unaudited)	Year Ended March 31,		July 31, 2017(g) to March 31, 2018(f)
		2020	2019

Class Z
Net of waivers/reimbursements	N/A	N/A	.99%	N/A
Before waivers/reimbursements	N/A	N/A	1.60%	N/A

(f)	Annualized.

(g)	Commencement of distribution.

^

The net asset value and total return include adjustments in accordance with accounting principles generally accepted in the United States of America for financial reporting purposes. As such, the net asset value and total return for shareholder transactions may differ from financial statements.

See notes to financial statements.

80 | AB EMERGING MARKETS MULTI-ASSET PORTFOLIO	abfunds.com

BOARD OF DIRECTORS

Marshall C. Turner, Jr.(1), Chairman Jorge A. Bermudez(1) Michael J. Downey(1) Nancy P. Jacklin(1)	Robert M. Keith, President and Chief Executive Officer Jeanette Loeb(1) Carol C. McMullen(1) Garry L. Moody(1) Earl D. Weiner(1)

OFFICERS
Henry S. D’Auria(2), Vice President Morgan C. Harting(2), Vice President Shamaila Khan(2), Vice President Emilie D. Wrapp, Secretary	Michael B. Reyes, Senior Analyst Joseph J. Mantineo, Treasurer and Chief Financial Officer Phyllis J. Clarke, Controller Vincent S. Noto, Chief Compliance Officer

Custodian and Accounting Agent

Brown Brothers Harriman & Co.
50 Post Office Square
Boston, MA 02110

Principal Underwriter

AllianceBernstein Investments, Inc.
1345 Avenue of the Americas
New York, NY 10105

Legal Counsel

Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004

Independent Registered Public Accounting Firm

Ernst & Young LLP
5 Times Square
New York, NY 10036

Transfer Agent

AllianceBernstein Investor
Services, Inc.
P.O. Box 786003
San Antonio, TX 78278-6003
Toll-Free (800) 221-5672

1	Member of the Audit Committee, the Governance and Nominating Committee and the Independent Directors Committee.

2

The day-to-day management of, and investment decisions for, the Fund’s portfolio are made by the Adviser’s Emerging Markets Multi-Asset Team. Messrs. D’Auria and Harting and Ms. Khan are the investment professionals with the most significant responsibility for the day-to-day management of the Fund’s portfolio.

abfunds.com	AB EMERGING MARKETS MULTI-ASSET PORTFOLIO | 81

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

The disinterested directors (the “directors”) of AB Cap Fund, Inc. (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of AB Emerging Markets Multi-Asset Portfolio (the “Fund”) at a meeting held by video conference on May 5-7, 2020 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Analyst for the Fund. The directors also discussed the proposed continuance in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund and the money market fund advised by the Adviser in which the Fund invests.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business

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judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. The directors noted that the Adviser from time to time reviews the Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. The Adviser had not requested any reimbursements from the Fund in the Fund’s latest fiscal year. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2018 and 2019 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant retained by the Fund’s former Senior Officer/Independent Compliance Officer. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution expenses. The directors noted that the Fund was not profitable to the Adviser in the periods reviewed.

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Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund and the money market fund advised by the Adviser in which the Fund invests, including, but not limited to, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their clients); 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the Fund’s shares; brokerage commissions paid by the Fund to brokers affiliated with the Adviser; and transfer agency fees paid by the Fund to a wholly owned subsidiary of the Adviser. The directors recognized that the Fund’s unprofitability to the Adviser would be exacerbated without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed performance information prepared by an independent service provider (the “15(c) service provider”), showing the performance of the Class A Shares of the Fund against a group of similar funds (“peer group”) and a larger group of similar funds (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing performance of the Class A Shares against a broad-based securities market index, in each case for the 1-, 3- and 5-year periods ended February 29, 2020 and (in the case of comparisons with the broad-based securities market index) for the period from inception. Based on their review, the directors concluded that the Fund’s investment performance was acceptable.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate payable by the Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates payable by other funds in the same category as the Fund. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The directors compared the Fund’s contractual effective advisory fee rate with a peer group median and noted that it was above the median.

The directors also considered the Adviser’s fee schedule for other clients utilizing investment strategies similar to those of the Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Fund’s Senior Analyst and

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noted the differences between the Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule and the schedule of fees charged by the Adviser to any offshore funds and for services to any sub-advised funds utilizing investment strategies similar to those of the Fund, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements. The directors previously discussed these matters with an independent fee consultant.

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional, offshore fund and sub-advised fund clients. In this regard, the Adviser noted, among other things, that, compared to institutional and offshore or sub-advisory accounts, the Fund (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional, offshore fund and sub-advised fund clients as compared to the Fund, and the different risk profile, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

The directors noted that the Fund invests in shares of exchange-traded funds (“ETFs”), subject to the restrictions and limitations of the Investment Company Act of 1940 as these may be varied as a result of exemptive orders issued by the SEC. The directors also noted that ETFs pay advisory fees pursuant to their advisory contracts, and that the Adviser had provided, and they had reviewed, information about the expense ratios of the relevant ETFs. The directors concluded, based on the Adviser’s explanation of how it uses ETFs when they are the most cost-effective way to obtain desired exposures, in some cases pending purchases of underlying securities, that the advisory fee for the Fund is for services that are in addition to, rather than duplicative of, the services provided under the advisory contracts of the ETFs.

In connection with their review of the Fund’s advisory fee, the directors also considered the total expense ratio of the Class A shares of the Fund in comparison to a peer group and a peer universe selected by the 15(c)

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service provider. The Class A expense ratio of the Fund was based on the Fund’s latest fiscal year and the directors considered the Adviser’s expense cap for the Fund. The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. The directors noted that the Fund’s expense ratio was above the peer group median. After reviewing and discussing the Adviser’s explanations of the reasons for this, the directors concluded that the Fund’s expense ratio was acceptable.

Economies of Scale

The directors noted that the advisory fee schedule for the Fund contains breakpoints that reduce the fee rates on assets above specified levels. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The directors also previously discussed economies of scale with an independent fee consultant. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that the Fund’s shareholders would benefit from a sharing of economies of scale in the event the Fund’s net assets exceed a breakpoint in the future.

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This page is not part of the Shareholder Report or the Financial Statements.

AB FAMILY OF FUNDS

US EQUITY

CORE

Core Opportunities Fund

FlexFee™ US Thematic Portfolio

Select US Equity Portfolio

GROWTH

Concentrated Growth Fund

Discovery Growth Fund

FlexFee™ Large Cap Growth Portfolio

Growth Fund

Large Cap Growth Fund

Small Cap Growth Portfolio

VALUE

Discovery Value Fund

Equity Income Fund

Relative Value Fund

Small Cap Value Portfolio

Value Fund

INTERNATIONAL/ GLOBAL EQUITY

CORE

Global Core Equity Portfolio

International Portfolio

International Strategic Core Portfolio

Sustainable Global Thematic Fund

Tax-Managed International Portfolio

Tax-Managed Wealth Appreciation Strategy

Wealth Appreciation Strategy

INTERNATIONAL/ GLOBAL EQUITY (continued)

GROWTH

Concentrated International Growth Portfolio

Sustainable International Thematic Fund

VALUE

All China Equity Portfolio

International Value Fund

FIXED INCOME

MUNICIPAL

High Income Municipal Portfolio

Intermediate California Municipal Portfolio

Intermediate Diversified Municipal Portfolio

Intermediate New York Municipal Portfolio

Municipal Bond Inflation Strategy

Tax-Aware Fixed Income Opportunities Portfolio1

National Portfolio

Arizona Portfolio

California Portfolio

Massachusetts Portfolio

Minnesota Portfolio

New Jersey Portfolio

New York Portfolio

Ohio Portfolio

Pennsylvania Portfolio

Virginia Portfolio

FIXED INCOME (continued)

TAXABLE

Bond Inflation Strategy

FlexFee™ High Yield Portfolio

Global Bond Fund

High Income Fund

Income Fund

Intermediate Duration Portfolio

Limited Duration High Income Portfolio

Short Duration Income Portfolio

Short Duration Portfolio

Total Return Bond Portfolio

ALTERNATIVES

All Market Real Return Portfolio

Global Real Estate Investment Fund

Select US Long/Short Portfolio

MULTI-ASSET

All Market Income Portfolio

All Market Total Return Portfolio

Conservative Wealth Strategy

Emerging Markets Multi-Asset Portfolio

Global Risk Allocation Fund

Tax-Managed All Market Income Portfolio

CLOSED-END FUNDS

AllianceBernstein Global High Income Fund

AllianceBernstein National Municipal Income Fund

We also offer Government Money Market Portfolio, which serves as the money market fund exchange vehicle for the AB mutual funds. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

1	Prior to February 5, 2020, Tax-Aware Fixed Income Opportunities Portfolio was named Tax-Aware Fixed Income Portfolio.

abfunds.com	AB EMERGING MARKETS MULTI-ASSET PORTFOLIO | 87

NOTES

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NOTES

abfunds.com	AB EMERGING MARKETS MULTI-ASSET PORTFOLIO | 89

NOTES

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NOTES

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NOTES

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AB EMERGING MARKETS MULTI-ASSET PORTFOLIO

1345 Avenue of the Americas

New York, NY 10105

800 221 5672

EMMA-0152-0920

ITEM 2. CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6. INVESTMENTS.

Please see Schedule of Investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 13. EXHIBITS.

The following exhibits are attached to this Form N-CSR:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

12 (b) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

12 (b) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

12 (c)	Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Cap Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	November 27, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	November 27, 2020

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	November 27, 2020